AB Global High Income Fund

Portfolio of Investments

June 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 55.7%
Industrial – 49.0%
Basic – 3.8%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a) (b)	U.S.$	140	$136,967
6.375%, 06/15/2030(b)		364	364,769
Arsenal AIC Parent LLC 8.00%, 10/01/2030(b)		728	764,220
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(b)		2,382	1,304,258
7.50%, 09/30/2029(b) (c)		1,244	629,009
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 07/15/2026(b)		373	335,981
Chemours Co. (The) 5.75%, 11/15/2028(b)		484	447,164
Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(b)		2,917	2,888,291
Constellium SE 3.125%, 07/15/2029(b)	EUR	1,109	1,107,331
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(b)	U.S.$	360	346,011
Domtar Corp. 6.75%, 10/01/2028(b)		404	360,382
Element Solutions, Inc. 3.875%, 09/01/2028(b)		1,370	1,260,017
ERP Iron Ore LLC 9.04%, 12/31/2019(d) (e) (f) (g) (h)		240	0
FMG Resources August 2006 Pty Ltd. 4.375%, 04/01/2031(b)		2,125	1,899,350
4.50%, 09/15/2027(b)		819	782,280
5.875%, 04/15/2030(b)		86	84,094
6.125%, 04/15/2032(b)		2,651	2,620,906
Glatfelter Corp. 4.75%, 11/15/2029(b)		77	63,707
Graham Packaging Co., Inc. 7.125%, 08/15/2028(b)		681	643,376
Graphic Packaging International LLC 3.50%, 03/15/2028(b)		502	462,935
3.75%, 02/01/2030(b)		1,661	1,481,408
6.375%, 07/15/2032(b)		1,662	1,662,389
Hecla Mining Co. 7.25%, 02/15/2028		282	282,661
INEOS Finance PLC 6.375%, 04/15/2029(b)	EUR	1,160	1,277,635
7.50%, 04/15/2029(b)	U.S.$	848	856,707
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(b)	EUR	1,726	1,952,763
9.625%, 03/15/2029(b)	U.S.$	548	580,947
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(b)	EUR	104	104,230
Ingevity Corp. 3.875%, 11/01/2028(b)	U.S.$	495	449,651
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(b) (d)		611	584,292
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(b)		361	349,697
Kaiser Aluminum Corp. 4.625%, 03/01/2028(b)		421	393,773
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(e) (f) (g) (h) (i)		2,857	0
Mineral Resources Ltd. 8.00%, 11/01/2027(b)		376	383,113
8.125%, 05/01/2027(b)		158	159,497

	Principal Amount (000)		U.S. $ Value

Olympus Water US Holding Corp. 9.75%, 11/15/2028(b)	U.S.$	1,750	$1,853,848
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(b)		143	131,693
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(b)	EUR	320	339,012
5.375%, 11/01/2026(b)	U.S.$	1,435	1,385,607
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(b)		520	521,439
SNF Group SACA 3.125%, 03/15/2027(b)		655	602,581
3.375%, 03/15/2030(b)		951	821,094
SunCoke Energy, Inc. 4.875%, 06/30/2029(b)		395	358,075
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375%, 09/01/2025(b)		58	47,668
Vallourec SACA 7.50%, 04/15/2032(b)		675	698,366
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(b)		1,887	1,726,259
WR Grace Holdings LLC 4.875%, 06/15/2027(b)		1,186	1,144,927

			36,650,380

Capital Goods – 4.3%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(b) (d)	EUR	3,069	706,224
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 4.00%, 09/01/2029(b)	U.S.$	985	834,748
6.00%, 06/15/2027(b)		1,156	1,132,880
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(b)	EUR	1,442	1,278,108
4.125%, 08/15/2026(b)	U.S.$	555	481,782
Ball Corp. 6.00%, 06/15/2029		1,607	1,615,610
6.875%, 03/15/2028		569	583,942
Bombardier, Inc. 7.25%, 07/01/2031(b)		862	884,973
7.875%, 04/15/2027(b)		599	600,875
8.75%, 11/15/2030(b)		1,295	1,400,083
Calderys Financing LLC 11.25%, 06/01/2028(b)		2,089	2,212,336
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028(b)		386	378,616
Clean Harbors, Inc. 4.875%, 07/15/2027(b)		457	442,450
Crown Americas LLC 5.25%, 04/01/2030		411	397,427
Eco Material Technologies, Inc. 7.875%, 01/31/2027(b)		2,786	2,792,867
EnerSys 4.375%, 12/15/2027(b)		935	886,078
Enviri Corp. 5.75%, 07/31/2027(b)		1,384	1,315,250
Esab Corp. 6.25%, 04/15/2029(b)		654	658,188
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(b)		957	953,869
GFL Environmental, Inc. 6.75%, 01/15/2031(b)		523	534,216
Griffon Corp. 5.75%, 03/01/2028		1,079	1,041,639
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		1,348	1,300,419
Madison IAQ LLC 5.875%, 06/30/2029(b)		359	334,262
Maxim Crane Works Holdings Capital LLC 11.50%, 09/01/2028(b)		340	351,227

	Principal Amount (000)		U.S. $ Value

MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(b)	U.S.$	1,879	$1,737,678
Moog, Inc. 4.25%, 12/15/2027(b)		379	359,373
Mueller Water Products, Inc. 4.00%, 06/15/2029(b)		291	266,583
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 04/15/2030(b)		372	353,289
Paprec Holding SA 7.25%, 11/17/2029(b)	EUR	569	639,230
Terex Corp. 5.00%, 05/15/2029(b)	U.S.$	389	368,796
TK Elevator Midco GmbH 4.375%, 07/15/2027(b)	EUR	585	603,755
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(b)	U.S.$	306	296,672
TransDigm, Inc. 4.625%, 01/15/2029		1,542	1,440,825
4.875%, 05/01/2029		1,954	1,830,744
6.75%, 08/15/2028(b)		2,508	2,541,207
7.125%, 12/01/2031(b)		3,137	3,237,856
Trinity Industries, Inc. 7.75%, 07/15/2028(b)		1,388	1,435,874
Triumph Group, Inc. 9.00%, 03/15/2028(b)		2,011	2,109,946
WESCO Distribution, Inc. 6.375%, 03/15/2029(b)		371	372,484

			40,712,381

Communications - Media – 6.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(b)		706	639,071
Altice Financing SA 5.00%, 01/15/2028(b)		516	391,308
5.75%, 08/15/2029(b)		2,724	1,979,156
AMC Networks, Inc. 4.25%, 02/15/2029		1,084	731,690
10.25%, 01/15/2029(b)		1,991	1,960,927
Arches Buyer, Inc. 6.125%, 12/01/2028(b)		957	794,277
Banijay Entertainment SASU 7.00%, 05/01/2029(b)	EUR	603	673,229
8.125%, 05/01/2029(b)	U.S.$	805	825,949
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(b)		2,762	2,254,396
4.50%, 08/15/2030(b)		4,665	3,944,787
4.50%, 06/01/2033(b)		2,851	2,242,752
4.75%, 02/01/2032(b)		7,063	5,784,024
6.375%, 09/01/2029(b)		1,760	1,669,293
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(b)		512	489,076
CMG Media Corp. 8.875%, 12/15/2027(b)		204	116,348
CSC Holdings LLC 4.50%, 11/15/2031(b)		981	632,983
4.625%, 12/01/2030(b)		1,142	417,302
5.375%, 02/01/2028(b)		2,435	1,849,494
5.50%, 04/15/2027(b)		1,803	1,463,427
5.75%, 01/15/2030(b)		5,261	1,982,982
6.50%, 02/01/2029(b)		286	209,227
7.50%, 04/01/2028(b)		1,032	546,910
11.25%, 05/15/2028(b)		824	719,905
11.75%, 01/31/2029(b)		581	496,097
Deluxe Corp. 8.00%, 06/01/2029(b)		17	15,945
DISH DBS Corp. 5.125%, 06/01/2029		2,807	1,104,987
5.25%, 12/01/2026(b)		3,571	2,820,840
5.75%, 12/01/2028(b)		2,596	1,786,262
5.875%, 11/15/2024(c)		1,821	1,737,061
7.75%, 07/01/2026		274	170,096

	Principal Amount (000)		U.S. $ Value

Gray Television, Inc. 5.375%, 11/15/2031(b)	U.S.$	671	$380,841
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(b)		2,910	2,415,824
6.75%, 10/15/2027(b)		1,366	1,280,320
Lions Gate Capital Holdings LLC 5.50%, 04/15/2029(b)		461	298,617
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(b)		1,123	1,083,147
Neptune Bidco US, Inc. 9.29%, 04/15/2029(b)		2,588	2,477,847
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(b)		376	338,641
Paramount Global 6.25%, 02/28/2057		423	346,295
6.375%, 03/30/2062		1,344	1,185,275
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(b)		1,871	1,427,319
Sinclair Television Group, Inc. 4.125%, 12/01/2030(b)		697	466,990
5.50%, 03/01/2030(b)		366	221,864
Sirius XM Radio, Inc. 4.00%, 07/15/2028(b)		2,440	2,204,365
Summer BC Holdco B SARL 5.75%, 10/31/2026(b)	EUR	1,395	1,475,877
TEGNA, Inc. 5.00%, 09/15/2029	U.S.$	333	293,835
Townsquare Media, Inc. 6.875%, 02/01/2026(b)		113	111,316
Univision Communications, Inc. 6.625%, 06/01/2027(b)		1,593	1,527,361
7.375%, 06/30/2030(b)		1,186	1,106,407
8.00%, 08/15/2028(b)		1,261	1,228,898
8.50%, 07/31/2031(b)		1,328	1,290,191
Urban One, Inc. 7.375%, 02/01/2028(b)		2,526	1,930,749
VZ Vendor Financing II BV 2.875%, 01/15/2029(b)	EUR	885	817,829
Ziggo Bond Co. BV 5.125%, 02/28/2030(b)	U.S.$	1,124	956,255

			65,315,864

Communications - Telecommunications – 2.5%
Altice France Holding SA 4.00%, 02/15/2028(b)	EUR	332	102,307
6.00%, 02/15/2028(b)	U.S.$	359	116,307
10.50%, 05/15/2027(b)		2,710	1,048,727
Altice France SA 3.375%, 01/15/2028(b)	EUR	885	658,895
5.125%, 01/15/2029(b)	U.S.$	391	259,867
5.125%, 07/15/2029(b)		5,220	3,434,722
5.50%, 01/15/2028(b)		492	336,683
5.50%, 10/15/2029(b)		1,761	1,161,243
8.125%, 02/01/2027(b)		1,393	1,044,774
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(b)		485	468,457
Consolidated Communications, Inc. 6.50%, 10/01/2028(b)		446	382,144
Embarq Corp. 7.995%, 06/01/2036		984	128,286
Frontier Communications Holdings LLC 6.75%, 05/01/2029(b)		888	814,429
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		557	431,032
Level 3 Financing, Inc. 3.40%, 03/01/2027(b)		1	526
4.625%, 09/15/2027(b)		1,451	757,235

	Principal Amount (000)		U.S. $ Value

Lorca Telecom Bondco SA 4.00%, 09/18/2027(b)	EUR	852	$889,931
Telecom Italia Capital SA 6.00%, 09/30/2034	U.S.$	542	488,903
7.20%, 07/18/2036(b)		259	266,925
7.72%, 06/04/2038(b)		1,055	1,110,252
7.72%, 06/04/2038		527	514,755
United Group BV 3.625%, 02/15/2028(b)	EUR	237	238,730
4.625%, 08/15/2028(b)		481	495,616
6.75%, 02/15/2031(b)		616	676,166
8.08% (EURIBOR 3 Month + 4.25%), 02/01/2029(b) (j)		539	581,063
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(b)	U.S.$	530	440,489
4.75%, 07/15/2031(b)		3,639	3,071,184
7.75%, 04/15/2032(b)		2,512	2,450,024
Vodafone Group PLC 4.125%, 06/04/2081		708	601,882
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(b)		428	403,229
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(b)		464	369,278
6.125%, 03/01/2028(b)		128	84,329

			23,828,390

Consumer Cyclical - Automotive – 2.7%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(b)		432	450,818
Allison Transmission, Inc. 3.75%, 01/30/2031(b)		517	453,514
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(b)		1,680	1,653,517
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(b)		55	54,889
Dana, Inc. 4.25%, 09/01/2030		760	663,050
5.375%, 11/15/2027		109	106,667
5.625%, 06/15/2028		182	176,428
Exide Technologies 11.00%, 10/31/2024(e) (g) (h) (i) (k)		4,147	0
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 05/31/2032(b)		3,089	3,136,944
IHO Verwaltungs GmbH 3.75% (3.75% Cash or 4.50% PIK), 09/15/2026(b) (d)	EUR	885	933,523
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(b) (d)		338	355,110
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(b) (d)	U.S.$	1,984	1,954,993
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(b) (d)	EUR	306	350,497
Jaguar Land Rover Automotive PLC 5.50%, 07/15/2029(b)	U.S.$	1,206	1,156,879
5.875%, 01/15/2028(b)		1,186	1,163,035
Mclaren Finance PLC 7.50%, 08/01/2026(b)		1,973	1,718,265
PM General Purchaser LLC 9.50%, 10/01/2028(b)		1,250	1,274,997
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(b)		1,530	1,305,464
Tenneco, Inc. 8.00%, 11/17/2028(b)		2,777	2,525,870
Titan International, Inc. 7.00%, 04/30/2028		1,465	1,408,629
ZF Finance GmbH Series E 2.00%, 05/06/2027(b)	EUR	200	199,765
2.75%, 05/25/2027(b)		900	916,230

	Principal Amount (000)		U.S. $ Value

ZF North America Capital, Inc.
4.75%, 04/29/2025(b)	U.S.$	2,357	$2,326,342
6.75%, 04/23/2030(b)		433	441,374
6.875%, 04/14/2028(b)		504	514,017
6.875%, 04/23/2032(b)		433	447,698
7.125%, 04/14/2030(b)		504	521,442

			26,209,957

Consumer Cyclical - Entertainment – 1.7%
Cedar Fair LP 5.25%, 07/15/2029		85	81,410
Cinemark USA, Inc. 5.25%, 07/15/2028(b)		510	487,238
Lindblad Expeditions LLC 6.75%, 02/15/2027(b)		365	360,333
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(b)		1,076	1,096,656
Motion Bondco DAC 4.50%, 11/15/2027(b)	EUR	670	680,161
NCL Corp., Ltd. 5.875%, 03/15/2026(b)	U.S.$	545	538,869
5.875%, 02/15/2027(b)		80	78,970
8.125%, 01/15/2029(b)		922	966,668
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(b)		2,008	1,977,910
5.50%, 08/31/2026(b)		948	936,281
5.50%, 04/01/2028(b)		4,222	4,169,008
Six Flags Entertainment Corp. 7.25%, 05/15/2031(b)		1,082	1,099,642
Viking Cruises Ltd. 7.00%, 02/15/2029(b)		1,752	1,761,372
9.125%, 07/15/2031(b)		83	89,832
VOC Escrow Ltd. 5.00%, 02/15/2028(b)		1,749	1,695,975

			16,020,325

Consumer Cyclical - Other – 3.0%
Affinity Interactive 6.875%, 12/15/2027(b)		396	349,859
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(b)		1,116	998,722
6.25%, 09/15/2027(b)		1,411	1,388,499
Builders FirstSource, Inc. 5.00%, 03/01/2030(b)		466	441,070
6.375%, 03/01/2034(b)		1,061	1,050,236
Century Communities, Inc. 3.875%, 08/15/2029(b)		406	361,771
Churchill Downs, Inc. 4.75%, 01/15/2028(b)		491	469,580
Cirsa Finance International SARL 6.50%, 03/15/2029(b)	EUR	559	616,664
Forestar Group, Inc. 3.85%, 05/15/2026(b)	U.S.$	385	368,726
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(b)		1,538	1,331,729
3.75%, 05/01/2029(b)		699	640,705
5.875%, 04/01/2029(b)		1,286	1,286,858
6.125%, 04/01/2032(b)		738	741,148
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(b)		560	495,090
5.00%, 06/01/2029(b)		1,598	1,490,158
Installed Building Products, Inc. 5.75%, 02/01/2028(b)		291	284,623
Jacobs Entertainment, Inc. 6.75%, 02/15/2029(b)		2	1,861
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(b)		95	87,256

	Principal Amount (000)		U.S. $ Value

Masterbrand, Inc. 7.00%, 07/15/2032(b)	U.S.$	1,047	$1,058,706
Mattamy Group Corp. 4.625%, 03/01/2030(b)		55	50,713
MGM Resorts International 4.625%, 09/01/2026		5	4,871
4.75%, 10/15/2028		1,047	996,673
5.50%, 04/15/2027		1,163	1,149,001
5.75%, 06/15/2025		30	29,910
Miller Homes Group Finco PLC 7.00%, 05/15/2029(b)	GBP	679	798,492
9.08% (EURIBOR 3 Month + 5.25%), 05/15/2028(b) (j)	EUR	514	550,506
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(b)	U.S.$	361	363,567
Mohegan Tribal Gaming Authority 8.00%, 02/01/2026(b)		459	433,204
Playtech PLC 4.25%, 03/07/2026(b)	EUR	101	106,235
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(b)	U.S.$	527	377,818
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		911	847,254
Standard Industries, Inc./NJ 4.375%, 07/15/2030(b)		705	636,907
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(b)		1,785	1,773,758
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(b)		92	88,177
5.75%, 01/15/2028(b)		376	372,728
5.875%, 06/15/2027(b)		83	82,600
Thor Industries, Inc. 4.00%, 10/15/2029(b)		416	367,399
TopBuild Corp. 4.125%, 02/15/2032(b)		418	368,122
Travel & Leisure Co. 4.50%, 12/01/2029(b)		911	837,900
4.625%, 03/01/2030(b)		2,415	2,197,321
6.625%, 07/31/2026(b)		637	641,840
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(b)		781	761,781
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(b)		1,988	1,892,491

			29,192,529

Consumer Cyclical - Restaurants – 0.5%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(b)		2,025	1,896,107
4.375%, 01/15/2028(b)		118	111,362
6.125%, 06/15/2029(b)		2,000	2,006,550
CEC Entertainment LLC 6.75%, 05/01/2026(b)		382	378,881

			4,392,900

Consumer Cyclical - Retailers – 2.9%
Arko Corp. 5.125%, 11/15/2029(b)		1,035	901,675
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(b)		858	794,608
5.00%, 02/15/2032(b)		827	748,922
Bath & Body Works, Inc. 5.25%, 02/01/2028		5	4,859
6.75%, 07/01/2036		98	97,485
6.875%, 11/01/2035		519	523,359
7.60%, 07/15/2037		261	250,492
9.375%, 07/01/2025(b)		41	42,364

	Principal Amount (000)		U.S. $ Value

BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(b) (d)	U.S.$	518	$504,444
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(b)		698	703,511
Carvana Co. 5.50%, 04/15/2027(b)		415	354,458
12.00% (12.00% PIK), 12/01/2028(a) (b) (d)		992	1,069,846
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(b)		1,327	1,371,274
CT Investment GmbH 6.375%, 04/15/2030(b)	EUR	516	561,709
eG Global Finance PLC 12.00%, 11/30/2028(b)	U.S.$	392	417,280
FirstCash, Inc. 6.875%, 03/01/2032(b)		1,871	1,870,655
Gap, Inc. (The) 3.625%, 10/01/2029(b)		371	320,835
3.875%, 10/01/2031(b)		95	79,270
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(b)		1,703	1,657,197
8.75%, 01/15/2032(b)		835	798,097
Group 1 Automotive, Inc. 4.00%, 08/15/2028(b)		525	484,595
Guitar Center, Inc. 8.50%, 01/15/2026(b)		396	356,682
Hanesbrands, Inc. 9.00%, 02/15/2031(b)		407	426,494
Kontoor Brands, Inc. 4.125%, 11/15/2029(b)		894	809,357
LBM Acquisition LLC 6.25%, 01/15/2029(b)		81	71,539
LCM Investments Holdings II LLC 4.875%, 05/01/2029(b)		92	85,953
8.25%, 08/01/2031(b)		727	759,419
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(b)		1,924	1,536,169
7.875%, 05/01/2029(b)		1,248	807,741
Murphy Oil USA, Inc. 3.75%, 02/15/2031(b)		460	405,318
4.75%, 09/15/2029		16	15,156
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(b)		724	716,605
Nordstrom, Inc. 5.00%, 01/15/2044		4	3,237
Penske Automotive Group, Inc. 3.75%, 06/15/2029		903	815,062
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(b)		502	488,408
QVC, Inc. 4.375%, 09/01/2028		5	3,648
4.75%, 02/15/2027		474	400,287
Sonic Automotive, Inc. 4.625%, 11/15/2029(b)		1,674	1,512,147
4.875%, 11/15/2031(b)		144	126,661
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(b)		418	410,792
Staples, Inc. 10.75%, 09/01/2029(b)		2,506	2,382,336
12.75%, 01/15/2030(b)		1,061	825,218
Victra Holdings LLC/Victra Finance Corp. 7.75%, 02/15/2026(b)		378	375,727
White Cap Buyer LLC 6.875%, 10/15/2028(b)		161	155,447
White Cap Parent LLC 8.25% (8.25% Cash or 9.00% PIK), 03/15/2026(b) (d)		329	328,811

			27,375,149

	Principal Amount (000)		U.S. $ Value

Consumer Non - Cyclical – 6.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(b)	U.S.$	615	$594,432
6.50%, 02/15/2028(b)		2,469	2,481,013
Bausch & Lomb Corp. 8.375%, 10/01/2028(b)		2,278	2,335,143
Bausch Health Americas, Inc. 8.50%, 01/31/2027(b)		543	378,384
Bausch Health Cos., Inc. 4.875%, 06/01/2028(b)		2,751	2,059,061
5.25%, 01/30/2030(b)		8	3,739
5.50%, 11/01/2025(b)		265	247,258
5.75%, 08/15/2027(b)		70	55,973
6.125%, 02/01/2027(b)		399	333,664
6.25%, 02/15/2029(b)		911	463,728
7.25%, 05/30/2029(b)		254	131,330
11.00%, 09/30/2028(b)		384	342,272
CAB SELAS 3.375%, 02/01/2028(b)	EUR	1,880	1,796,175
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(b)	U.S.$	393	364,977
7.50%, 05/15/2030(b)	EUR	770	861,043
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(b)	U.S.$	493	387,606
5.625%, 03/15/2027(b)		1,371	1,275,647
6.00%, 01/15/2029(b)		1,466	1,292,645
6.125%, 04/01/2030(b)		3,640	2,539,120
6.875%, 04/01/2028(b)		213	158,901
6.875%, 04/15/2029(b)		1,328	1,017,068
10.875%, 01/15/2032(b)		140	145,884
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032(b)		334	338,630
DaVita, Inc. 3.75%, 02/15/2031(b)		816	696,540
4.625%, 06/01/2030(b)		3,975	3,596,956
Edgewell Personal Care Co. 4.125%, 04/01/2029(b)		2	1,839
Elanco Animal Health, Inc. 6.65%, 08/28/2028(a)		1,496	1,514,765
Embecta Corp. 5.00%, 02/15/2030(b)		2,586	2,130,419
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(b)		1,516	982,674
Encompass Health Corp. 4.50%, 02/01/2028		502	477,702
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(b)		1,024	1,059,247
Fortrea Holdings, Inc. 7.50%, 07/01/2030(b)		406	403,733
Global Medical Response, Inc. 10.00%, 10/31/2028(b) (d)		312	304,475
Grifols SA 3.875%, 10/15/2028(b)	EUR	3,256	2,858,669
4.75%, 10/15/2028(b) (c)	U.S.$	804	693,411
Gruenenthal GmbH 4.125%, 05/15/2028(b)	EUR	758	792,104
6.75%, 05/15/2030(b)		367	412,913
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875%, 09/01/2025(b)	U.S.$	190	186,570
HLF Financing SARL LLC/Herbalife International, Inc. 12.25%, 04/15/2029(b)		251	249,901

	Principal Amount (000)		U.S. $ Value

Iceland Bondco PLC 9.33% (EURIBOR 3 Month + 5.50%), 12/15/2027(b) (j)	EUR	385	$415,829
10.875%, 12/15/2027(b)	GBP	162	213,117
IQVIA, Inc. 2.25%, 03/15/2029(b)	EUR	862	835,459
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(b)	U.S.$	1,929	1,996,515
Lamb Weston Holdings, Inc. 4.125%, 01/31/2030(b)		1,062	962,815
Legacy LifePoint Health LLC 4.375%, 02/15/2027(b)		2,626	2,509,015
Medline Borrower LP 5.25%, 10/01/2029(b)		3,167	3,018,342
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 04/01/2029(b)		189	191,109
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(b)		1,922	1,457,138
5.75%, 11/01/2028(b)		2,810	1,508,847
Neogen Food Safety Corp. 8.625%, 07/20/2030(b)		883	953,097
Newell Brands, Inc. 4.875%, 06/01/2025		170	167,643
5.70%, 04/01/2026(a)		452	446,247
6.375%, 09/15/2027		407	401,193
6.875%, 04/01/2036(a)		349	312,695
7.00%, 04/01/2046(a)		377	305,819
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(b)	EUR	885	890,923
4.125%, 04/30/2028(b)	U.S.$	499	463,453
5.125%, 04/30/2031(b)		922	827,831
6.75%, 05/15/2034(b)		1,126	1,124,505
7.875%, 05/15/2034(b)		716	735,992
Performance Food Group, Inc. 4.25%, 08/01/2029(b)		92	83,728
Post Holdings, Inc. 4.50%, 09/15/2031(b)		131	117,404
4.625%, 04/15/2030(b)		821	754,377
5.50%, 12/15/2029(b)		529	509,976
Primo Water Holdings, Inc. 4.375%, 04/30/2029(b)		1,227	1,129,395
Sotera Health Holdings LLC 7.375%, 06/01/2031(b)		1,245	1,248,289
Spectrum Brands, Inc. 3.875%, 03/15/2031(b) (c)		1,170	976,819
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(b)		837	847,672
Tempur Sealy International, Inc. 3.875%, 10/15/2031(b)		3	2,536
4.00%, 04/15/2029(b)		467	421,734
Tenet Healthcare Corp. 4.375%, 01/15/2030		2,307	2,137,747
Triton Water Holdings, Inc. 6.25%, 04/01/2029(b)		884	851,968
US Acute Care Solutions LLC 9.75%, 05/15/2029(b)		61	60,172
US Foods, Inc. 4.75%, 02/15/2029(b)		88	83,478
6.875%, 09/15/2028(b)		79	80,801
Vector Group Ltd. 5.75%, 02/01/2029(b)		462	432,921

			65,442,212

Energy – 7.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(b)		80	77,620
5.75%, 03/01/2027(b)		80	79,403

	Principal Amount (000)		U.S. $ Value

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(b)	U.S.$	3	$3,005
Berry Petroleum Co. LLC 7.00%, 02/15/2026(b)		245	242,075
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(b)		501	510,226
7.25%, 07/15/2032(b)		444	456,502
Buckeye Partners LP 3.95%, 12/01/2026		91	86,575
4.125%, 03/01/2025(b)		57	56,206
4.125%, 12/01/2027		490	457,730
4.50%, 03/01/2028(b)		18	16,917
6.875%, 07/01/2029(b)		1,575	1,580,508
Chesapeake Energy Corp. 5.875%, 02/01/2029(b)		287	284,052
6.75%, 04/15/2029(b)		177	177,165
CITGO Petroleum Corp. 6.375%, 06/15/2026(b)		471	469,457
7.00%, 06/15/2025(b)		1,781	1,781,046
8.375%, 01/15/2029(b)		844	869,956
Civitas Resources, Inc. 5.00%, 10/15/2026(b)		682	664,419
8.375%, 07/01/2028(b)		1,185	1,243,322
8.625%, 11/01/2030(b)		521	559,206
8.75%, 07/01/2031(b)		1,137	1,217,366
CNX Resources Corp. 6.00%, 01/15/2029(b)		311	304,980
7.25%, 03/01/2032(b)		876	892,141
7.375%, 01/15/2031(b)		507	518,124
Comstock Resources, Inc. 6.75%, 03/01/2029(b)		294	284,890
Crescent Energy Finance LLC 7.375%, 01/15/2033(b)		463	463,991
7.625%, 04/01/2032(b)		258	262,993
9.25%, 02/15/2028(b)		1,134	1,197,883
CVR Energy, Inc. 8.50%, 01/15/2029(b)		392	394,082
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(b)		1,318	1,343,378
Energy Transfer LP 8.00%, 05/15/2054		365	381,945
EnLink Midstream Partners LP Series C 9.71% (CME Term SOFR 3 Month + 4.37%), 07/29/2024(j) (l)		2,734	2,706,660
EQM Midstream Partners LP 4.50%, 01/15/2029(b)		898	847,858
6.375%, 04/01/2029(b)		315	318,114
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		440	444,868
8.25%, 01/15/2029		1,359	1,402,333
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		1,921	1,905,563
7.00%, 08/01/2027		403	403,870
Gulfport Energy Corp. 8.00%, 05/17/2026(b)		610	617,776
8.00%, 05/17/2026		8	7,719
Harbour Energy PLC 5.50%, 10/15/2026(b)		375	367,536
Hess Midstream Operations LP 4.25%, 02/15/2030(b)		798	732,692
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(b)		313	302,937
6.00%, 02/01/2031(b)		412	393,752
6.25%, 11/01/2028(b)		563	555,902
6.25%, 04/15/2032(b)		89	85,639
8.375%, 11/01/2033(b)		1,299	1,384,107

	Principal Amount (000)		U.S. $ Value

Howard Midstream Energy Partners LLC 7.375%, 07/15/2032(b)	U.S.$	568	$576,597
8.875%, 07/15/2028(b)		702	742,903
ITT Holdings LLC 6.50%, 08/01/2029(b)		2,506	2,272,940
KCA Deutag UK Finance PLC 9.875%, 12/01/2025(b)		331	333,099
Kodiak Gas Services LLC 7.25%, 02/15/2029(b)		333	341,515
MEG Energy Corp. 5.875%, 02/01/2029(b)		376	365,803
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(b)		2,788	2,793,184
Nabors Industries Ltd. 7.25%, 01/15/2026(b)		403	408,942
7.50%, 01/15/2028(b)		1,042	992,868
Nabors Industries, Inc. 7.375%, 05/15/2027(b)		399	404,993
9.125%, 01/31/2030(b)		128	132,679
New Fortress Energy, Inc. 6.50%, 09/30/2026(b)		1,847	1,692,187
6.75%, 09/15/2025(b)		1,011	979,358
8.75%, 03/15/2029(b) (c)		1,582	1,441,147
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(b)		1,709	1,742,789
8.375%, 02/15/2032(b)		1,242	1,260,802
NuStar Logistics LP 5.625%, 04/28/2027		80	79,362
6.00%, 06/01/2026		80	79,850
6.375%, 10/01/2030		225	229,004
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		318	310,324
7.875%, 09/15/2030(b)		226	231,225
Permian Resources Operating LLC 8.00%, 04/15/2027(b)		542	553,894
Rockies Express Pipeline LLC 3.60%, 05/15/2025(b)		452	441,511
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(b)		1,376	1,382,559
Southwestern Energy Co. 5.375%, 02/01/2029		748	725,322
8.375%, 09/15/2028		120	124,098
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 10.00%, 10/15/2026(a) (b)		1,031	1,060,064
Sunoco LP 7.00%, 05/01/2029(b)		858	879,661
7.25%, 05/01/2032(b)		947	979,079
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		369	345,607
4.50%, 04/30/2030		533	493,322
7.00%, 09/15/2028(b)		79	80,989
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 03/01/2027(b)		551	542,852
6.00%, 12/31/2030(b)		160	149,194
6.00%, 09/01/2031(b)		72	67,402
Talos Production, Inc. 9.00%, 02/01/2029(b)		490	514,418
9.375%, 02/01/2031(b)		582	614,519
Transocean Aquila Ltd. 8.00%, 09/30/2028(b)		1,077	1,095,006
Transocean, Inc. 8.75%, 02/15/2030(b)		219	229,622
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		4	4,007

	Principal Amount (000)		U.S. $ Value

Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(b)	U.S.$	93	$84,741
3.875%, 11/01/2033(b)		879	750,246
4.125%, 08/15/2031(b)		1,829	1,641,809
6.25%, 01/15/2030(b)		1,987	2,017,802
Venture Global LNG, Inc. 8.125%, 06/01/2028(b)		1,448	1,493,340
8.375%, 06/01/2031(b)		1,107	1,147,833
9.50%, 02/01/2029(b)		1,663	1,821,287
9.875%, 02/01/2032(b)		2,794	3,040,680
Viridien 8.75%, 04/01/2027(b)		422	401,976

			69,448,900

Other Industrial – 0.3%
AECOM 5.125%, 03/15/2027		407	399,618
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(b)		100	93,659
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(b)		1,116	1,079,486
Gates Corp./DE 6.875%, 07/01/2029(b)		345	351,237
Pachelbel Bidco SpA 7.125%, 05/17/2031(b)	EUR	734	810,645
8.07% (EURIBOR 3 Month + 4.25%), 05/17/2031(b) (j)		208	225,940
Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(b)	U.S.$	14	14,636
Velocity Vehicle Group LLC 8.00%, 06/01/2029(b)		372	382,239

			3,357,460

Services – 2.5%
ADT Security Corp. (The) 4.875%, 07/15/2032(b)		1,012	930,540
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(b)		327	286,331
9.75%, 07/15/2027(b)		1,601	1,591,539
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(b)	EUR	255	248,242
4.625%, 06/01/2028(b)	U.S.$	4,455	4,059,843
4.875%, 06/01/2028(b)	GBP	1,010	1,145,503
AMN Healthcare, Inc. 4.625%, 10/01/2027(b)	U.S.$	4	3,810
ANGI Group LLC 3.875%, 08/15/2028(b)		2,420	2,078,404
APX Group, Inc. 5.75%, 07/15/2029(b)		1,604	1,538,825
6.75%, 02/15/2027(b)		776	774,082
Block, Inc. 6.50%, 05/15/2032(b)		1,149	1,164,577
Brink’s Co. (The) 4.625%, 10/15/2027(b)		409	392,116
Cars.com, Inc. 6.375%, 11/01/2028(b)		830	816,797
Garda World Security Corp. 4.625%, 02/15/2027(b)		188	179,775
7.75%, 02/15/2028(b)		1,281	1,305,931
9.50%, 11/01/2027(b)		479	481,846
GrubHub Holdings, Inc. 5.50%, 07/01/2027(b)		405	367,328
Korn Ferry 4.625%, 12/15/2027(b)		402	382,790
Millennium Escrow Corp. 6.625%, 08/01/2026(b)		2,212	1,146,392
Mobius Merger Sub, Inc. 9.00%, 06/01/2030(b)		351	348,107
Monitronics International, Inc. 9.125%, 04/01/2020(e) (f) (g) (h) (k)		958	0

	Principal Amount (000)		U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(b)	U.S.$	423	$391,615
5.75%, 04/15/2026(b)		540	535,834
6.25%, 01/15/2028(b)		1,225	1,205,384
Q-Park Holding I BV 5.125%, 02/15/2030(b)	EUR	556	594,126
Rakuten Group, Inc. 11.25%, 02/15/2027(b)	U.S.$	441	471,809
Shutterfly Finance LLC 8.50% (4.25% Cash and 4.25% PIK), 10/01/2027(a) (b) (d)		60	52,603
9.75%, 10/01/2027(b)		7	7,013
Sotheby’s 7.375%, 10/15/2027(b)		413	344,894
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(b)	EUR	1,059	1,144,103

			23,990,159

Technology – 1.9%
Ahead DB Holdings LLC 6.625%, 05/01/2028(b)	U.S.$	725	686,231
ASGN, Inc. 4.625%, 05/15/2028(b)		370	349,233
AthenaHealth Group, Inc. 6.50%, 02/15/2030(b)		1,754	1,615,706
CommScope, Inc. 6.00%, 03/01/2026(b)		672	591,862
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028(b)		51	47,613
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(b)		1,041	1,067,711
Gen Digital, Inc. 7.125%, 09/30/2030(b)		586	599,859
GoTo Group, Inc. 5.50%, 05/01/2028(b)		1,667	945,880
Imola Merger Corp. 4.75%, 05/15/2029(b)		968	905,544
NCR Voyix Corp. 5.125%, 04/15/2029(b)		963	906,572
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028(b)		386	399,542
Playtika Holding Corp. 4.25%, 03/15/2029(b)		1,199	1,056,207
Rackspace Finance LLC 3.50%, 05/15/2028(b)		3,030	1,314,942
Rocket Software, Inc. 9.00%, 11/28/2028(b)		1,832	1,865,689
Science Applications International Corp. 4.875%, 04/01/2028(b)		105	100,190
Seagate HDD Cayman 4.09%, 06/01/2029		1,214	1,123,758
Sensata Technologies, Inc. 3.75%, 02/15/2031(b)		392	341,919
Vericast Corp. 11.00%, 09/15/2026(b)		130	139,100
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(b)		3,230	2,794,111
Virtusa Corp. 7.125%, 12/15/2028(b)		717	666,852
Xerox Corp. 6.75%, 12/15/2039		42	33,754
Xerox Holdings Corp. 5.50%, 08/15/2028(b)		451	388,234
8.875%, 11/30/2029(b)		34	32,430

			17,972,939

Transportation - Airlines – 0.8%
Allegiant Travel Co. 7.25%, 08/15/2027(b)		127	121,099

	Principal Amount (000)		U.S. $ Value

American Airlines, Inc. 7.25%, 02/15/2028(b)	U.S.$	81	$81,000
8.50%, 05/15/2029(b)		881	915,526
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(b)		1,616	1,602,224
5.75%, 04/20/2029(b)		1,208	1,176,929
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(b)		1,960	1,865,033
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(b)		1,590	1,156,503
United Airlines, Inc. 4.375%, 04/15/2026(b)		605	584,725
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375%, 02/01/2030(b)		15	11,715
7.875%, 05/01/2027(b)		466	411,245
9.50%, 06/01/2028(b)		19	16,768

			7,942,767

Transportation - Services – 1.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(b)	EUR	525	562,593
6.125%, 10/15/2026(b)	U.S.$	228	225,004
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(b)		660	607,897
5.375%, 03/01/2029(b)		267	244,509
5.75%, 07/15/2027(b)		1,031	996,899
8.00%, 02/15/2031(b)		1,004	992,813
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(b)	EUR	1,214	1,094,700
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(b)		132	131,601
Boels Topholding BV 6.25%, 02/15/2029(b)		862	960,141
GN Bondco LLC 9.50%, 10/15/2031(b)	U.S.$	388	362,357
Herc Holdings, Inc. 6.625%, 06/15/2029(b)		84	85,190
Hertz Corp. (The) 4.625%, 12/01/2026(b) (c)		1,333	967,655
5.00%, 12/01/2029(b) (c)		2,871	1,759,667
12.625%, 07/15/2029(b)		721	748,521
Loxam SAS 4.50%, 02/15/2027(b)	EUR	629	668,681
6.375%, 05/31/2029(b)		172	189,740
Rand Parent LLC 8.50%, 02/15/2030(b)	U.S.$	372	376,264
United Rentals North America, Inc. 3.75%, 01/15/2032		87	75,659
4.00%, 07/15/2030		3	2,715

			11,052,606

			468,904,918

Financial Institutions – 6.2%
Banking – 0.3%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(l)		256	205,106
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(b)		106	105,920
9.75%, 03/15/2029(b)		1,804	1,895,801
Freedom Mortgage Corp. 12.25%, 10/01/2030(b)		326	351,122
Synchrony Financial 7.25%, 02/02/2033		385	384,152
UniCredit SpA 5.46%, 06/30/2035(b)		243	227,946
5.86%, 06/19/2032(b)		203	198,418

			3,368,465

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.9%
AG Issuer LLC 6.25%, 03/01/2028(b)	U.S.$	464	$453,649
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(b)		784	812,149
Aretec Group, Inc. 7.50%, 04/01/2029(b)		127	122,396
10.00%, 08/15/2030(b)		1,656	1,802,754
Hightower Holding LLC 6.75%, 04/15/2029(b)		2,936	2,748,893
Osaic Holdings, Inc. 10.75%, 08/01/2027(b)		1,425	1,466,046
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(b)		996	1,000,670

			8,406,557

Finance – 2.0%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(b)		1,036	1,000,435
CNG Holdings, Inc. 14.50%, 06/30/2026(b)		794	657,035
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(b)		1,277	1,213,444
Curo Group Holdings Corp. 7.50%, 08/01/2028(h) (i) (m)		3,647	826,928
Curo SPV LLC 18.00%, 08/02/2027(e) (g)		1,619	1,686,078
Enova International, Inc. 8.50%, 09/15/2025(b)		1,996	1,999,504
11.25%, 12/15/2028(b)		651	696,000
Freedom Mortgage Holdings LLC 9.125%, 05/15/2031(b)		50	48,703
9.25%, 02/01/2029(b)		243	243,055
GGAM Finance Ltd. 8.00%, 02/15/2027(b)		1,084	1,120,773
8.00%, 06/15/2028(b)		1,069	1,125,176
goeasy Ltd. 7.625%, 07/01/2029(b)		439	447,648
9.25%, 12/01/2028(b)		1,043	1,107,011
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(b)		2,234	2,063,056
LD Holdings Group LLC 6.125%, 04/01/2028(b)		346	259,377
8.75%, 11/01/2027		60	53,229
Midcap Financial Issuer Trust 6.50%, 05/01/2028(b)		431	407,086
Navient Corp. 4.875%, 03/15/2028		1,706	1,560,532
5.00%, 03/15/2027		585	558,995
5.625%, 08/01/2033		40	31,900
6.75%, 06/25/2025		954	953,633
6.75%, 06/15/2026		835	837,072
SLM Corp. 3.125%, 11/02/2026		188	175,406

			19,072,076

Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(b)		152	138,151
7.50%, 11/06/2030(b)		414	414,905
8.25%, 02/01/2029(b)		1,048	1,055,526
8.50%, 06/15/2029(b)		985	997,932
AmWINS Group, Inc. 6.375%, 02/15/2029(b)		479	480,702
Ardonagh Finco Ltd. 6.875%, 02/15/2031(b)	EUR	286	298,126
7.75%, 02/15/2031(b)	U.S.$	739	731,656

	Principal Amount (000)		U.S. $ Value

Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(b)	U.S.$	417	$407,253
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(b)		880	876,547
HUB International Ltd. 7.25%, 06/15/2030(b)		1,725	1,767,619
7.375%, 01/31/2032(b)		753	763,893
Molina Healthcare, Inc. 4.375%, 06/15/2028(b)		456	428,821
Panther Escrow Issuer LLC 7.125%, 06/01/2031(b)		1,235	1,249,093

			9,610,224

Other Finance – 0.7%
Armor Holdco, Inc. 8.50%, 11/15/2029(b)		1,967	1,874,808
Coinbase Global, Inc. 3.375%, 10/01/2028(b)		1,281	1,098,050
3.625%, 10/01/2031(b)		767	614,458
Encore Capital Group, Inc. 4.875%, 10/15/2025(b)	EUR	880	935,970
8.50%, 05/15/2030(b)	U.S.$	1,096	1,114,454
9.25%, 04/01/2029(b)		606	631,614
PRA Group, Inc. 8.875%, 01/31/2030(b)		83	83,020

			6,352,374

REITs – 1.3%
Aedas Homes Opco SL 4.00%, 08/15/2026(b)	EUR	1,580	1,670,095
Agps Bondco PLC 5.50%, 11/13/2026(a) (b)		200	69,734
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(b)	U.S.$	584	357,316
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029(b)		428	359,021
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(b)		1,500	1,395,600
5.75%, 05/15/2026(b)		182	178,320
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (b)		1,306	1,336,627
Iron Mountain, Inc. 4.875%, 09/15/2027(b)		168	162,997
5.25%, 03/15/2028(b)		1,500	1,451,936
5.25%, 07/15/2030(b)		80	76,011
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(b)		8	7,390
MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 08/01/2026		585	532,531
Office Properties Income Trust 9.00%, 09/30/2029(b)		444	349,159
Service Properties Trust 4.95%, 10/01/2029		85	65,148
8.375%, 06/15/2029		626	615,628
8.625%, 11/15/2031(b)		991	1,033,247
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 02/15/2028(b)		609	598,748
Series MAY 10.50%, 02/15/2028(b)		13	12,731
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(b)	EUR	771	816,105

Vivion Investments SARL 3.00%, 08/08/2024(b)		1,000	1,063,332

			12,151,676

			58,961,372

	Principal Amount (000)		U.S. $ Value

Utility – 0.5%
Electric – 0.5%
Algonquin Power & Utilities Corp. 4.75%, 01/18/2082	U.S.$	311	$284,354
NextEra Energy Operating Partners LP 3.875%, 10/15/2026(b)		482	458,672
NRG Energy, Inc. 3.375%, 02/15/2029(b)		95	84,510
3.625%, 02/15/2031(b)		90	77,216
3.875%, 02/15/2032(b)		188	161,651
5.25%, 06/15/2029(b)		80	76,858
5.75%, 01/15/2028		586	581,524
6.625%, 01/15/2027		7	6,987
10.25%, 03/15/2028(b) (l)		842	920,008
Vistra Corp. 7.00%, 12/15/2026(b) (l)		835	827,208
8.00%, 10/15/2026(b) (l)		1,003	1,010,886
Vistra Operations Co. LLC 4.375%, 05/01/2029(b)		91	84,775
5.00%, 07/31/2027(b)		80	77,404
5.625%, 02/15/2027(b)		80	78,659

			4,730,712

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		183	172,399
5.875%, 08/20/2026		3	2,907
9.375%, 06/01/2028(b)		430	441,628

			616,934

			5,347,646

Total Corporates - Non-Investment Grade (cost $568,532,843)			533,213,936

CORPORATES - INVESTMENT GRADE – 19.4%
Industrial – 9.5%
Basic – 1.0%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		647	582,300
Freeport Indonesia PT 4.76%, 04/14/2027(b)		281	275,060
Glencore Funding LLC 5.63%, 04/04/2034(b)		1,675	1,649,474
6.50%, 10/06/2033(b)		1,173	1,225,327
Industrias Penoles SAB de CV 5.65%, 09/12/2049(b)		386	338,594
Inversiones CMPC SA 6.125%, 02/26/2034(b)		453	460,486
MEGlobal Canada ULC 5.875%, 05/18/2030(b)		343	344,578
Nexa Resources SA 6.50%, 01/18/2028(b)		524	527,602
6.75%, 04/09/2034(b)		961	971,804
OCP SA 6.75%, 05/02/2034(b)		412	422,815
Olin Corp. 5.125%, 09/15/2027		457	443,438
5.625%, 08/01/2029		272	266,895
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(b)		406	422,494
Suzano Austria GmbH 3.75%, 01/15/2031		262	228,202
5.00%, 01/15/2030		218	206,097
6.00%, 01/15/2029		410	409,672
Series DM3N 3.125%, 01/15/2032		331	270,923

			9,045,761

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.6%
Boeing Co. (The) 3.25%, 02/01/2028	U.S.$	660	$604,431
3.625%, 02/01/2031		593	518,969
5.15%, 05/01/2030		530	508,834
6.30%, 05/01/2029(b)		1,033	1,047,498
6.53%, 05/01/2034(b)		1,657	1,696,353
6.86%, 05/01/2054(b)		83	85,098
7.01%, 05/01/2064(b)		83	85,004
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	909,394
Howmet Aerospace, Inc. 5.90%, 02/01/2027		311	314,978
St. Marys Cement, Inc. Canada 5.75%, 04/02/2034(b)		222	217,863

			5,988,422

Communications - Media – 1.0%
DIRECTV Financing LLC 8.875%, 02/01/2030(b)		1,202	1,177,055
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(b)		2,626	2,471,169
Paramount Global 4.20%, 06/01/2029		280	249,854
4.20%, 05/19/2032		825	674,349
4.95%, 01/15/2031		565	496,878
5.50%, 05/15/2033		504	433,622
6.875%, 04/30/2036		564	527,705
7.875%, 07/30/2030		540	553,887
Prosus NV 3.06%, 07/13/2031(b)		1,998	1,655,842
4.03%, 08/03/2050(b)		331	226,114
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		1,034	902,251
Weibo Corp. 3.375%, 07/08/2030		513	448,239

			9,816,965

Communications - Telecommunications – 0.1%
Sprint LLC 7.625%, 03/01/2026		186	191,113
Xiaomi Best Time International Ltd. 3.375%, 04/29/2030(b)		718	637,225

			828,338

Consumer Cyclical - Automotive – 2.2%
Ford Motor Co. 3.25%, 02/12/2032		4,123	3,411,274
Ford Motor Credit Co. LLC 4.95%, 05/28/2027		1,160	1,132,997
6.80%, 05/12/2028		756	779,269
7.35%, 11/04/2027		2,541	2,649,166
General Motors Financial Co., Inc. 2.35%, 01/08/2031		525	430,637
2.70%, 06/10/2031		1,721	1,424,518
3.60%, 06/21/2030		264	237,099
5.75%, 02/08/2031		253	253,651
6.40%, 01/09/2033		1,708	1,771,944
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(b)		254	253,092
6.50%, 03/10/2028(b)		3,503	3,578,932
Hyundai Capital America 6.10%, 09/21/2028(b)		1,745	1,791,358
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(b)		126	115,302
2.45%, 09/15/2028(b)		575	498,340

	Principal Amount (000)		U.S. $ Value

2.75%, 03/09/2028(b)	U.S.$	1,123	$1,000,935
6.95%, 09/15/2026(b)		77	78,835
7.05%, 09/15/2028(b)		5	5,204
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(b)		1,084	1,036,402
4.81%, 09/17/2030(b)		233	216,554

			20,665,509

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(b)		1,739	1,631,056
7.00%, 08/15/2029(b)		243	251,279
Hasbro, Inc. 6.05%, 05/14/2034		617	615,846

			2,498,181

Consumer Cyclical - Other – 0.9%
Flutter Treasury Designated Activity Co. 5.00%, 04/29/2029(b)	EUR	155	168,516
6.375%, 04/29/2029(b)	U.S.$	325	326,872
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(b)		891	779,625
International Game Technology PLC 3.50%, 06/15/2026(b)	EUR	100	105,635
Las Vegas Sands Corp. 2.90%, 06/25/2025	U.S.$	4	3,881
3.50%, 08/18/2026		74	70,639
3.90%, 08/08/2029		158	144,417
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	1,977,410
Owens Corning 7.00%, 12/01/2036(a)		777	862,461
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(b)		1,200	1,077,328
4.625%, 04/06/2031(b)		1,100	951,823
Sands China Ltd. 2.85%, 03/08/2029(a)		206	180,300
3.25%, 08/08/2031(a)		285	239,578
4.375%, 06/18/2030(a)		935	860,813
5.40%, 08/08/2028(a)		481	471,108

			8,220,406

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(b)		1,571	1,503,684
6.125%, 03/15/2032(b)		509	486,180
Tapestry, Inc. 7.70%, 11/27/2030		129	134,665
7.85%, 11/27/2033		309	325,090
VF Corp. 2.80%, 04/23/2027		791	722,284

			3,171,903

Consumer Non-Cyclical – 1.3%
Altria Group, Inc. 6.875%, 11/01/2033		1,024	1,105,542
BAT Capital Corp. 6.00%, 02/20/2034		454	458,920
Bayer US Finance LLC 6.375%, 11/21/2030(b)		1,601	1,640,522
Cencosud SA 5.95%, 05/28/2031(b)		481	482,954
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(b)		770	703,821
4.00%, 03/15/2031(b)		45	40,255
CVS Health Corp. 5.70%, 06/01/2034		1,194	1,190,620
Imperial Brands Finance PLC 5.875%, 07/01/2034(b)		1,250	1,227,458
IQVIA, Inc. 5.70%, 05/15/2028		340	343,243

	Principal Amount (000)		U.S. $ Value

Jazz Securities DAC 4.375%, 01/15/2029(b)	U.S.$	954	$887,933
JBS USA Holding Lux Sarl/JBS USA Food Co/JBS Lux Co. SARL 6.75%, 03/15/2034(b)		1,248	1,323,198
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		1,249	1,056,791
6.875%, 05/15/2034		1,581	1,679,366
PRA Health Sciences, Inc. 2.875%, 07/15/2026(b)		363	344,605
Reynolds American, Inc. 5.85%, 08/15/2045		91	84,151

			12,569,379

Energy – 1.3%
Apache Corp. 4.75%, 04/15/2043		8	6,371
Continental Resources, Inc./OK 2.875%, 04/01/2032(b)		343	277,194
5.75%, 01/15/2031(b)		692	680,522
Energy Transfer LP 5.60%, 09/01/2034		1,249	1,238,898
EnLink Midstream Partners LP 4.85%, 07/15/2026		331	324,884
5.05%, 04/01/2045		807	657,948
5.60%, 04/01/2044		104	91,892
Enterprise Products Operating LLC Series E 5.25%, 08/16/2077		353	337,947
EQT Corp. 5.75%, 02/01/2034		512	506,781
HF Sinclair Corp. 5.00%, 02/01/2028(b)		327	317,261
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(b)		403	435,870
KazMunayGas National Co. JSC 4.75%, 04/19/2027(b)		543	525,862
5.375%, 04/24/2030(b)		1,383	1,349,289
Marathon Oil Corp. 6.60%, 10/01/2037		297	321,707
Occidental Petroleum Corp. 6.20%, 03/15/2040		2	1,997
7.50%, 05/01/2031		4	4,405
Ovintiv, Inc. 6.25%, 07/15/2033		782	806,052
6.50%, 02/01/2038		350	359,314
Raizen Fuels Finance SA 6.45%, 03/05/2034(b)		464	471,973
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(b)		1,902	1,570,339
Var Energi ASA 7.50%, 01/15/2028(b)		894	939,548
8.00%, 11/15/2032(b)		1,300	1,450,674

			12,676,728

Other Industrial – 0.1%
Grand Canyon University 4.125%, 10/01/2024		223	221,551
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(b)		418	425,910

			647,461

Services – 0.0%
GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(b)	GBP	163	220,951
IHS Markit Ltd. 4.75%, 08/01/2028	U.S.$	104	101,524

			322,475

	Principal Amount (000)		U.S. $ Value

Technology – 0.1%
Gartner, Inc. 3.625%, 06/15/2029(b)	U.S.$	25	$22,888
4.50%, 07/01/2028(b)		86	82,885
Lenovo Group Ltd. 3.42%, 11/02/2030(b)		289	255,133
Western Digital Corp. 2.85%, 02/01/2029		59	51,126
3.10%, 02/01/2032		130	105,729
Xiaomi Best Time International Ltd. 2.875%, 07/14/2031(b)		318	265,431

			783,192

Transportation - Airlines – 0.1%
Air Canada 3.875%, 08/15/2026(b)		458	435,893
Delta Air Lines, Inc. 7.375%, 01/15/2026		421	430,230

			866,123

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(b)		372	339,351

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(b)		1,175	1,052,359
AerCap Global Aviation Trust 6.50%, 06/15/2045(b)		588	586,897
United Rentals North America, Inc. 3.875%, 11/15/2027		737	695,488

			2,334,744

			90,774,938

Financial Institutions – 8.6%
Banking – 6.4%
Ally Financial, Inc. 6.70%, 02/14/2033		421	418,180
6.85%, 01/03/2030		759	780,513
8.00%, 11/01/2031		548	605,296
Series B 4.70%, 05/15/2026(l)		2,950	2,606,492
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		1,200	1,199,543
Banco de Credito del Peru SA 5.85%, 01/11/2029(b)		664	672,409
Banco Santander SA 3.225%, 11/22/2032		200	166,938
6.92%, 08/08/2033		2,600	2,723,391
9.625%, 05/21/2033(l)		1,400	1,557,929
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(b)		450	438,031
Bank of Ireland Group PLC 5.60%, 03/20/2030(b)		903	898,545
Barclays PLC 5.69%, 03/12/2030		301	302,143
6.125%, 12/15/2025(l)		3,088	3,032,036
7.12%, 06/27/2034		361	383,592
7.125%, 06/15/2025(l)	GBP	404	506,287
BNP Paribas SA 4.625%, 02/25/2031(b) (l)	U.S.$	2,924	2,344,319
BPCE SA 6.51%, 01/18/2035(b)		1,245	1,249,930
Series E 0.75%, 03/03/2031(b)	EUR	600	525,739
4.125%, 03/08/2033(b)		100	107,163
CaixaBank SA 5.875%, 10/09/2027(b) (l)		1,000	1,048,506
6.04%, 06/15/2035(b)	U.S.$	1,257	1,262,749
6.84%, 09/13/2034(b)		1,227	1,298,527

	Principal Amount (000)		U.S. $ Value

Capital One Financial Corp. 2.36%, 07/29/2032	U.S.$	360	$281,621
6.05%, 02/01/2035		654	657,822
7.62%, 10/30/2031		1,234	1,357,311
Citigroup, Inc. 2.56%, 05/01/2032		1,009	840,791
5.83%, 02/13/2035		1,663	1,648,390
Series AA 7.625%, 11/15/2028(l)		339	352,551
Series W 4.00%, 12/10/2025(l)		413	396,103
Citizens Financial Group, Inc. 6.645%, 04/25/2035		316	326,884
Comerica, Inc. 5.98%, 01/30/2030		306	301,568
Deutsche Bank AG/New York NY 7.08%, 02/10/2034		1,509	1,536,008
7.15%, 07/13/2027		573	586,989
Discover Financial Services 7.96%, 11/02/2034		270	303,630
Fifth Third Bancorp 8.25%, 03/01/2038		282	333,365
Goldman Sachs Group, Inc. (The) Series P 8.46% (SOFR + 3.14%), 07/29/2024(j) (l)		1,130	1,132,435
HSBC Holdings PLC 4.76%, 03/29/2033		901	832,375
5.55%, 03/04/2030		518	519,209
7.40%, 11/13/2034		368	400,651
8.11%, 11/03/2033		656	741,542
Series** 6.50%, 09/15/2037		309	317,692
Series E 4.75%, 07/04/2029(b) (l)	EUR	1,595	1,598,858
Intesa Sanpaolo SpA 5.71%, 01/15/2026(b)	U.S.$	1,650	1,634,470
6.625%, 06/20/2033(b)		997	1,031,760
7.20%, 11/28/2033(b)		832	893,147
KeyCorp 6.40%, 03/06/2035		82	83,166
Lloyds Banking Group PLC 4.98%, 08/11/2033		417	399,066
7.50%, 09/27/2025(l)		1,737	1,738,322
7.95%, 11/15/2033		614	689,582
M&T Bank Corp. 5.05%, 01/27/2034		308	284,967
NatWest Group PLC 3.03%, 11/28/2035		302	253,123
6.475%, 06/01/2034		248	252,496
8.125%, 11/10/2033(l)		415	420,187
Nordea Bank Abp 6.625%, 03/26/2026(b) (l)		3,065	3,047,362
PNC Financial Services Group, Inc. (The) Series R 8.65% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(j) (l)		503	505,062
Santander Holdings USA, Inc. 6.17%, 01/09/2030		1,004	1,012,596
6.50%, 03/09/2029		254	258,563
6.565%, 06/12/2029		585	598,711
Societe Generale SA 5.52%, 01/19/2028(b)		3,340	3,301,758
7.37%, 01/10/2053(b)		203	201,291
Standard Chartered PLC 6.19%, 07/06/2027(b)		433	436,971
Swedbank AB Series NC5 5.625%, 09/17/2024(b) (l)		1,000	995,022
Synchrony Financial 4.875%, 06/13/2025		6	5,938

	Principal Amount (000)		U.S. $ Value

UBS Group AG 5.62%, 09/13/2030(b)	U.S.$	1,008	$1,015,989
6.37%, 07/15/2026(b)		712	715,605
7.00%, 02/19/2025(b) (l)		620	618,450
9.25%, 11/13/2028(b) (l)		448	481,169
9.25%, 11/13/2033(b) (l)		380	425,492
UniCredit SpA 1.98%, 06/03/2027(b)		915	852,926
Western Alliance Bancorp 3.00%, 06/15/2031		426	373,811

			61,121,055

Brokerage – 0.2%
BGC Group, Inc. 6.60%, 06/10/2029(b)		83	82,576
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(l)		1,251	1,171,183
CI Financial Corp. 3.20%, 12/17/2030		411	324,109

			1,577,868

Finance – 0.6%
Air Lease Corp. Series B 4.65%, 06/15/2026(l)		1,229	1,168,557
Aircastle Ltd. 5.95%, 02/15/2029(b)		534	533,514
Blackstone Private Credit Fund 7.30%, 11/27/2028(b)		78	80,775
FS KKR Capital Corp. 3.125%, 10/12/2028		288	250,056
6.875%, 08/15/2029		83	82,267
HAT Holdings I LLC/HAT Holdings II LLC 8.00%, 06/15/2027(b)		322	334,735
HPS Corporate Lending Fund 6.25%, 09/30/2029(b)		84	83,005
Huarong Finance 2017 Co., Ltd. 4.75%, 04/27/2027(b)		400	379,306
Huarong Finance II Co., Ltd. Series E 4.625%, 06/03/2026(b)		200	192,500
4.875%, 11/22/2026(b)		230	221,087
5.50%, 01/16/2025(b)		1,082	1,074,561
ILFC E-Capital Trust II 7.41% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(b) (j)		2,000	1,662,282
Main Street Capital Corp. 6.50%, 06/04/2027		83	83,057
Sixth Street Lending Partners 6.50%, 03/11/2029(b)		84	83,139

			6,228,841

Insurance – 1.2%
Aegon Ltd. 5.50%, 04/11/2048		346	333,133
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	1,668,014
American International Group, Inc. Series A-9 5.75%, 04/01/2048		336	328,763
Argentum Netherlands BV for Swiss Re Ltd. 5.625%, 08/15/2052(b)		308	302,910
Athene Global Funding 1.985%, 08/19/2028(b)		682	594,045
2.55%, 11/19/2030(b)		138	115,126
2.72%, 01/07/2029(b)		256	227,243
5.58%, 01/09/2029(b)		116	116,452
Global Atlantic Fin Co. 4.70%, 10/15/2051(b)		425	394,763

	Principal Amount (000)		U.S. $ Value

Liberty Mutual Group, Inc. 4.125%, 12/15/2051(b)	U.S.$	452	$422,915
7.80%, 03/15/2037(b)		2,187	2,318,817
MetLife, Inc. 10.75%, 08/01/2039		2,350	3,131,729
Prudential Financial, Inc. 4.50%, 09/15/2047		355	335,328
Swiss RE Subordinated Finance PLC 5.70%, 04/05/2035(b)		1,200	1,183,264

			11,472,502

REITs – 0.2%
Newmark Group, Inc. 7.50%, 01/12/2029(b)		207	212,803
Piedmont Operating Partnership LP 6.875%, 07/15/2029		84	82,979
Trust Fibra Uno 4.87%, 01/15/2030(b)		1,480	1,301,290
5.25%, 01/30/2026(b)		209	203,081
WEA Finance LLC 2.875%, 01/15/2027(b)		81	75,239

			1,875,392

			82,275,658

Utility – 1.3%
Electric – 1.2%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(b)		430	350,365
3.95%, 02/12/2030(b)		806	689,565
AES Andes SA 6.30%, 03/15/2029(b)		482	482,916
Alexander Funding Trust II 7.47%, 07/31/2028(b)		685	724,101
American Electric Power Co., Inc. 6.95%, 12/15/2054		594	591,856
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)		447	463,623
Cometa Energia SA de CV 6.375%, 04/24/2035(b)		430	416,663
Edison International 8.125%, 06/15/2053		372	387,396
Electricite de France SA 9.125%, 03/15/2033(b) (l)		427	464,943
Engie Energia Chile SA 6.375%, 04/17/2034(b)		920	932,650
FirstEnergy Corp. Series C 5.10%, 07/15/2047(a)		7	5,983
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(b)		1,564	1,439,858
Kallpa Generacion SA 4.125%, 08/16/2027(b)		488	464,210
Minejesa Capital BV 4.625%, 08/10/2030(b)		1,384	1,326,498
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054		462	463,132
NRG Energy, Inc. 7.00%, 03/15/2033(b)		323	340,627
Pacific Gas & Electric Co. 5.55%, 05/15/2029		485	486,062
Palomino Funding Trust I 7.23%, 05/17/2028(b)		1,703	1,787,629

			11,818,077

		Principal Amount (000)	U.S. $ Value

Other Utility – 0.1%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(b)	U.S.$	470	$487,478

			12,305,555

Total Corporates - Investment Grade (cost $181,988,767)			185,356,151

EMERGING MARKETS - CORPORATE BONDS – 5.7%
Industrial – 5.1%
Basic – 1.5%
Braskem Idesa SAPI 6.99%, 02/20/2032(b)		904	687,944
7.45%, 11/15/2029(b)		1,393	1,128,330
Braskem Netherlands Finance BV 4.50%, 01/10/2028(b)		1,265	1,150,359
4.50%, 01/31/2030(b)		966	817,718
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(b)		1,072	1,035,485
Consolidated Energy Finance SA 5.625%, 10/15/2028(b)		418	355,555
12.00%, 02/15/2031(b)		155	160,324
CSN Inova Ventures 6.75%, 01/28/2028(b)		1,694	1,609,300
First Quantum Minerals Ltd. 6.875%, 10/15/2027(b)		1,215	1,185,005
8.625%, 06/01/2031(b)		832	827,008
9.375%, 03/01/2029(b)		438	458,098
Indika Energy Tbk PT 8.75%, 05/07/2029(b)		476	476,297
JSW Steel Ltd. 3.95%, 04/05/2027(b)		409	382,671
5.05%, 04/05/2032(b)		658	581,508
Sasol Financing USA LLC 8.75%, 05/03/2029(b)		927	939,345
Stillwater Mining Co. 4.00%, 11/16/2026(b)		983	898,216
4.50%, 11/16/2029(b)		309	251,835
UPL Corp., Ltd. 4.50%, 03/08/2028(b)		616	540,927
4.625%, 06/16/2030(b)		673	556,066
Vedanta Resources Finance II PLC 13.875%, 01/21/2027(b)		195	191,768
Volcan Cia Minera SAA 4.375%, 02/11/2026(b)		718	556,674

			14,790,433

Capital Goods – 0.2%
Cemex SAB de CV 5.125%, 06/08/2026(b) (l)		1,028	988,006
9.125%, 03/14/2028(b) (l)		386	411,934
IHS Holding Ltd. 6.25%, 11/29/2028(b)		383	341,588

			1,741,528

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(b)		1,676	1,486,403
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(b)		505	450,106

			1,936,509

Communications - Telecommunications – 0.1%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(e) (i)		98	1,394
HTA Group Ltd./Mauritius 7.50%, 06/04/2029(b)		457	455,001
Millicom International Cellular SA 7.375%, 04/02/2032(b)		343	342,414
Turk Telekomunikasyon AS 7.375%, 05/20/2029(b)		481	482,804

			1,281,613

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
Ford Otomotiv Sanayi AS 7.125%, 04/25/2029(b)	U.S.$	453	$456,964

Consumer Cyclical - Other – 0.9%
Allwyn Entertainment Financing UK PLC 7.875%, 04/30/2029(b)		200	206,225
Allwyn International AS 3.875%, 02/15/2027(b)	EUR	170	178,420
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(b)	U.S.$	1,356	1,217,681
5.625%, 07/17/2027(b)		965	917,052
5.75%, 07/21/2028(b)		1,255	1,173,425
MGM China Holdings Ltd. 4.75%, 02/01/2027(b)		1,122	1,069,266
5.25%, 06/18/2025(b)		222	219,503
5.875%, 05/15/2026(b)		414	409,213
Studio City Co., Ltd. 7.00%, 02/15/2027(b)		289	288,548
Studio City Finance Ltd. 6.00%, 07/15/2025(b)		448	443,520
Wynn Macau Ltd. 4.875%, 10/01/2024(b)		286	284,702
5.125%, 12/15/2029(b)		241	217,728
5.50%, 01/15/2026(b)		734	718,647
5.50%, 10/01/2027(b)		947	899,650
5.625%, 08/26/2028(b)		717	671,112

			8,914,692

Consumer Cyclical - Retailers – 0.2%
Falabella SA 3.375%, 01/15/2032(b)		583	471,683
3.75%, 10/30/2027(b) (c)		1,340	1,241,510
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(e) (f) (g) (h)	ZAR	45	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(e) (f) (g) (h) (i)	U.S.$	1,100	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(e) (f) (g) (h) (i)		771	0

			1,713,193

Consumer Non - Cyclical – 0.7%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(e) (g) (i)		780	225,817
BRF SA 4.875%, 01/24/2030(b)		655	599,325
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(b)		377	350,610
MARB BondCo PLC 3.95%, 01/29/2031(b)		1,762	1,460,257
Rede D’or Finance SARL 4.95%, 01/17/2028(b)		445	422,750
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	446	465,110
4.375%, 05/09/2030		1,000	1,033,927
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	U.S.$	517	498,582
5.125%, 05/09/2029(c)		517	497,936
7.875%, 09/15/2029		506	543,546
8.125%, 09/15/2031		506	560,561
Tonon Luxembourg SA 6.50%, 10/31/2024(h) (i) (m)		621	62
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(b)		327	330,577
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (f) (g) (h) (i)		4,090	409
10.875%, 01/13/2020(e) (f) (g) (h) (i)		480	48
11.75%, 02/09/2022(e) (f) (g) (h) (i)		1,620	162

			6,989,679

		Principal Amount (000)	U.S. $ Value

Energy – 1.1%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(b)	U.S.$	532	$514,065
Azure Power Solar Energy Pvt. Ltd. 5.65%, 12/24/2024(b)		479	471,815
Canacol Energy Ltd. 5.75%, 11/24/2028(b)		544	289,170
Cosan Luxembourg SA 5.50%, 09/20/2029(b)		461	433,202
Ecopetrol SA 4.625%, 11/02/2031		841	689,368
6.875%, 04/29/2030		782	751,885
8.625%, 01/19/2029		2,054	2,162,040
Geopark Ltd. 5.50%, 01/17/2027(b)		317	287,578
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(b)		746	712,057
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(b)		1,462	1,441,898
Leviathan Bond Ltd. 6.125%, 06/30/2025(b)		67	65,136
6.50%, 06/30/2027(b)		1,197	1,122,196
MV24 Capital BV 6.75%, 06/01/2034(b)		438	416,480
Oleoducto Central SA 4.00%, 07/14/2027(b)		424	393,048
SierraCol Energy Andina LLC 6.00%, 06/15/2028(b)		319	284,807

			10,034,745

Other Industrial – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(i)		2,661	3,327

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(b)		454	423,497

Transportation - Services – 0.1%
Aeropuertos Dominicanos Siglo XXI SA 6.75%, 03/30/2029(b)		252	258,615
JSW Infrastructure Ltd. 4.95%, 01/21/2029(b)		204	192,780

			451,395

			48,737,575

Utility – 0.5%
Electric – 0.4%
Adani Green Energy Ltd. 4.375%, 09/08/2024(b)		495	491,312
AES Andes SA 6.35%, 10/07/2079(b)		286	281,341
8.15%, 06/10/2055(b)		274	274,349
Continuum Energy Aura Pte Ltd. 9.50%, 02/24/2027(b)		401	412,278
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(b)		481	476,972
Diamond II Ltd. 7.95%, 07/28/2026(b)		597	605,040
India Clean Energy Holdings 4.50%, 04/18/2027(b)		511	469,162
Investment Energy Resources Ltd. 6.25%, 04/26/2029(b)		403	379,450
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(b)		179	179,979
Terraform Global Operating LP 6.125%, 03/01/2026(b)		118	116,422

			3,686,305

		Principal Amount (000)	U.S. $ Value

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(b)	U.S.$	367	$356,494
9.00%, 01/20/2031(b)		276	287,609

			644,103

			4,330,408

Financial Institutions – 0.1%
Banking – 0.1%
Akbank TAS 7.50%, 01/20/2030(b)		263	261,653
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(b)		465	484,763
Yapi ve Kredi Bankasi AS 9.25%, 10/16/2028(b)		400	424,875

			1,171,291

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a) (b) (d)		219	12,912
5.25%, 12/27/2033(a) (b) (d)		694	42,315
7.125%, 12/26/2046(a) (b) (d) (g)		1,944	113,721

			168,948

			1,340,239

Total Emerging Markets - Corporate Bonds (cost $64,494,993)			54,408,222

COLLATERALIZED LOAN OBLIGATIONS – 3.6%
CLO - Floating Rate – 3.6%
AMMC CLO 25 Ltd. Series 2022-25A, Class ER 12.08% (CME Term SOFR 3 Month + 6.75%), 04/15/2035(b) (e) (j)		5,000	5,000,000
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.58% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(b) (j)		2,358	2,351,329
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class ER 11.99% (CME Term SOFR 3 Month + 6.66%), 01/20/2032(b) (j)		3,100	3,095,830
Series 2021-2A, Class E 12.19% (CME Term SOFR 3 Month + 6.86%), 01/20/2035(b) (j)		1,000	967,448
Series 2022-1A, Class E 13.255% (CME Term SOFR 3 Month + 7.93%), 04/20/2034(b) (j)		3,700	3,667,440
Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 11.81% (CME Term SOFR 3 Month + 6.48%), 04/15/2034(b) (j)		250	248,523
Crown Point CLO 11 Ltd. Series 2021-11A, Class E 12.39% (CME Term SOFR 3 Month + 7.07%), 01/17/2034(b) (j)		2,000	2,003,652
Elevation CLO Ltd.
Series 2020-11A, Class C 7.79% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(b) (j)		648	631,010
Series 2020-11A, Class D1 9.44% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(b) (j)		1,006	995,044

		Principal Amount (000)	U.S. $ Value

Elmwood CLO IX Ltd. Series 2021-2A, Class E 11.54% (CME Term SOFR 3 Month + 6.21%), 07/20/2034(b) (j)	U.S.$	250	$251,832
Elmwood CLO XII Ltd. Series 2021-5A, Class E 11.94% (CME Term SOFR 3 Month + 6.61%), 01/20/2035(b) (j)		650	655,428
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 11.59% (CME Term SOFR 3 Month + 6.26%), 07/19/2034(b) (j)		400	402,198
Galaxy 30 CLO Ltd. Series 2022-30A, Class E 12.28% (CME Term SOFR 3 Month + 6.95%), 04/15/2035(b) (j)		2,000	2,002,068
OCP CLO Ltd. Series 2021-21A, Class E 11.87% (CME Term SOFR 3 Month + 6.54%), 07/20/2034(b) (j)		250	249,601
Palmer Square CLO Ltd. Series 2021-3A, Class E 11.74% (CME Term SOFR 3 Month + 6.41%), 01/15/2035(b) (j)		4,100	4,138,950
Rad CLO 10 Ltd. Series 2021-10A, Class E 11.44% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(b) (j)		750	750,715
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.84% (CME Term SOFR 3 Month + 6.51%), 04/15/2034(b) (j)		355	356,200
Regatta XIX Funding Ltd. Series 2022-1A, Class E 12.205% (CME Term SOFR 3 Month + 6.88%), 04/20/2035(b) (j)		349	350,916
Regatta XXIV Funding Ltd. Series 2021-5A, Class E 12.39% (CME Term SOFR 3 Month + 7.06%), 01/20/2035(b) (j)		3,600	3,622,507
Sixth Street CLO XVIII Ltd. Series 2021-18A, Class E 12.09% (CME Term SOFR 3 Month + 6.76%), 04/20/2034(b) (j)		1,238	1,242,536
Sixth Street CLO XX Ltd. Series 2021-20A, Class E 11.74% (CME Term SOFR 3 Month + 6.41%), 10/20/2034(b) (j)		679	681,587
Voya CLO Ltd. Series 2019-1A, Class DR 8.44% (CME Term SOFR 3 Month + 3.11%), 04/15/2031(b) (j)		1,050	1,051,067

Total Collateralized Loan Obligations (cost $34,585,627)			34,715,881

BANK LOANS – 3.2%
Industrial – 2.6%
Capital Goods – 0.2%
ACProducts Holdings, Inc. 9.85% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(n)		1,918	1,619,374
Chariot Buyer LLC 8.69% (CME Term SOFR 1 Month + 3.25%), 11/03/2028(n)		156	155,805
TransDigm, Inc. 8.085% (CME Term SOFR 3 Month + 2.75%), 08/24/2028(n)		290	290,886

			2,066,065

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.4%
Advantage Sales & Marketing, Inc. 9.82% (CME Term SOFR 3 Month + 4.25%), 10/28/2027(n)	U.S.$	1,687	$1,639,551
DIRECTV Financing, LLC 10.71% (CME Term SOFR 1 Month + 5.25%), 08/02/2029(n)		533	530,101
Gray Television, Inc. 8.44% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(n)		2,275	2,045,361

			4,215,013

Communications - Telecommunications – 0.4%
Crown Subsea Communications Holding, Inc. 10.08% (CME Term SOFR 3 Month + 4.75%), 01/30/2031(n)		1,430	1,431,187
Zacapa SARL 9.335% (CME Term SOFR 3 Month + 4.00%), 03/22/2029(n)		2,094	2,090,522

			3,521,709

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. 8.18% (CME Term SOFR 1 Month + 2.75%), 12/15/2027(n)		158	158,217

Consumer Cyclical - Retailers – 0.1%
Great Outdoors Group LLC 9.21% (CME Term SOFR 1 Month + 3.75%), 03/06/2028(n)		470	468,854

Consumer Non-Cyclical – 0.5%
Gainwell Acquisition Corp. 9.435% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(n)		1,197	1,157,208
PetSmart LLC 9.19% (CME Term SOFR 1 Month + 3.75%), 02/11/2028(n)		2,169	2,159,632
US Radiology Specialists, Inc. 10.735% (CME Term SOFR 3 Month + 5.25%), 12/15/2027(n)		1,916	1,921,290

			5,238,130

Energy – 0.4%
GIP II Blue Holding LP 9.09% (CME Term SOFR 1 Month + 3.75%), 09/29/2028(n)		2,006	2,025,198
Parkway Generation LLC 10.34% (CME Term SOFR 3 Month + 9.50%), 02/18/2029(n)		1,393	1,390,025

			3,415,223

Other Industrial – 0.2%
American Tire Distributors, Inc. 11.84% (CME Term SOFR 3 Month + 6.25%), 10/20/2028(n)		2,066	1,489,705
Dealer Tire Financial LLC 9.09% (CME Term SOFR 1 Month + 3.75%), 12/14/2027(n)		287	286,549
Rockwood Service Corp. 9.46% (CME Term SOFR 1 Month + 4.00%), 01/23/2027(n)		83	82,926

			1,859,180

Technology – 0.4%
Amentum Government Services Holdings LLC 9.46% (CME Term SOFR 1 Month + 4.00%), 01/29/2027(n)		307	307,584
Ascend Learning LLC 11.19% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(n)		840	819,420

	Principal Amount (000)		U.S. $ Value

Boxer Parent Co., Inc. 9.34% (CME Term SOFR 1 Month + 4.00%), 12/29/2028(n)	U.S.$	1,464	$1,464,953
FINThrive Software Intermediate Holdings, Inc. 12.21% (CME Term SOFR 1 Month + 6.75%), 12/17/2029(n)		660	449,077
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(e) (n)		1,518	11,388
Peraton Corp. 9.19% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(n)		606	605,726
Veritas US, Inc. 10.46% (CME Term SOFR 1 Month + 5.00%), 09/01/2025(n)		567	491,747

			4,149,895

Transportation - Airlines – 0.0%
Delta Air Lines, Inc. 9.075% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(n)		246	251,404

			25,343,690

Financial Institutions – 0.4%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.93% (CME Term SOFR 6 Month + 4.50%), 12/11/2028(e) (n)		234	234,878

Insurance – 0.4%
Asurion LLC 9.69% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(n)		1,639	1,625,136
Truist Insurance Holdings 10.085% (CME Term SOFR 3 Month + 4.75%), 05/06/2032(n)		1,460	1,486,163

			3,111,299

			3,346,177

Utility – 0.2%
Electric – 0.2%
Granite Generation LLC 9.21% (CME Term SOFR 1 Month + 3.75%), 11/09/2026(n)		1,729	1,725,771

Total Bank Loans (cost $32,838,775)			30,415,638

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
Risk Share Floating Rate – 2.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2014-HQ2 Series 2014-HQ2, Class M3 9.20% (CME Term SOFR + 3.86%), 09/25/2024(j)		1,103	1,113,854
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA1 Series 2015-DNA1, Class B 14.65% (CME Term SOFR + 9.31%), 10/25/2027(j)		592	627,645
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA2 Series 2015-DNA2, Class B 13.00% (CME Term SOFR + 7.66%), 12/25/2027(j)		1,183	1,245,168

		Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-DNA3 Series 2015-DNA3, Class B 14.80% (CME Term SOFR + 9.46%), 04/25/2028(j)	U.S.$	1,011	$1,100,852
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2015-HQA1 Series 2015-HQA1, Class B 14.25% (CME Term SOFR + 8.91%), 03/25/2028(j)		1,000	1,043,988
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA2 Series 2016-DNA2, Class B 15.95% (CME Term SOFR + 10.61%), 10/25/2028(j)		849	963,004
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA3 Series 2016-DNA3, Class B 16.70% (CME Term SOFR + 11.36%), 12/25/2028(j)		2,729	3,142,854
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-DNA4 Series 2016-DNA4, Class B 14.05% (CME Term SOFR + 8.71%), 03/25/2029(j)		389	436,148
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Debt Notes 2016-HQA2 Series 2016-HQA2, Class B 16.95% (CME Term SOFR + 11.61%), 11/25/2028(j)		420	481,238
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.15% (CME Term SOFR + 5.81%), 04/25/2028(j)		832	875,237
Series 2015-C04, Class 2M2 11.00% (CME Term SOFR + 5.66%), 04/25/2028(j)		209	214,319
Series 2016-C01, Class 1B 17.20% (CME Term SOFR + 11.86%), 08/25/2028(j)		672	770,140
Series 2016-C01, Class 2M2 12.40% (CME Term SOFR + 7.06%), 08/25/2028(j)		97	100,901
Series 2016-C02, Class 1B 17.70% (CME Term SOFR + 12.36%), 09/25/2028(j)		446	518,630
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(j)		244	253,057
Series 2016-C03, Class 1B 17.20% (CME Term SOFR + 11.86%), 10/25/2028(j)		370	429,232
Series 2016-C03, Class 2B 18.20% (CME Term SOFR + 12.86%), 10/25/2028(j)		630	737,620
Series 2016-C04, Class 1B 15.70% (CME Term SOFR + 10.36%), 01/25/2029(j)		1,474	1,690,622
Series 2016-C05, Class 2B 16.20% (CME Term SOFR + 10.86%), 01/25/2029(j)		1,812	2,094,753

		Principal Amount (000)	U.S. $ Value

Series 2016-C06, Class 1B 14.70% (CME Term SOFR + 9.36%), 04/25/2029(j)	U.S.$	1,273	$1,449,723
Series 2016-C07, Class 2B 14.95% (CME Term SOFR + 9.61%), 05/25/2029(j)		1,554	1,787,221
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 10.95% (CME Term SOFR + 5.61%), 10/25/2025(b) (j)		353	361,825
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.95% (CME Term SOFR + 5.61%), 11/25/2025(b) (j)		115	119,719

			21,557,750

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust
Series 2006-42, Class 1A6 6.00%, 01/25/2047		444	232,964
Series 2006-24CB, Class A15 5.75%, 08/25/2036		475	249,714
Series 2006-HY12, Class A5 4.47%, 08/25/2036		451	404,503
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		496	333,904
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		471	252,064
Bear Stearns ARM Trust
Series 2007-3, Class 1A1 4.41%, 05/25/2047		68	59,423
Series 2007-4, Class 22A1 4.40%, 06/25/2047		279	244,754
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		399	139,557
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.425%, 09/25/2047		83	70,753
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.65%, 03/25/2037		42	33,818
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		399	343,535
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		170	137,605
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		126	56,209
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.28%, 10/25/2036		1,207	332,228
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 5.97%, 12/28/2037		256	218,314

			3,109,345

Non-Agency Floating Rate – 0.3%
Alternative Loan Trust Series 2007-7T2, Class A3 6.00% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)		1,939	679,547
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 6.00% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		285	112,582

	Principal Amount (000)		U.S. $ Value

First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A6 0.09% (5.44% - CME Term SOFR 1 Month), 04/25/2037(j) (o)	U.S.$	70	$4,969
Series 2007-FA2, Class 1A10 5.71% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)		208	48,085
Lehman XS Trust Series 2007-10H, Class 2AIO 1.56% (6.89% - CME Term SOFR 1 Month), 07/25/2037(j) (o)		104	8,669
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 1.09% (6.44% - CME Term SOFR 1 Month), 12/25/2036(j) (o)		1,623	161,854
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 1.95% (CME Term SOFR 1 Month + 0.47%), 01/25/2037(j)		4,894	1,800,959

			2,816,665

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 4767, Class KI 6.00%, 03/15/2048(p)		7,908	1,476,734
Federal Home Loan Mortgage Corp. Strips Series 247, Class 54 5.50%, 04/15/2036(p)		3,555	680,035

			2,156,769

Total Collateralized Mortgage Obligations (cost $32,650,754)			29,640,529

EMERGING MARKETS - SOVEREIGNS – 2.3%
Angola – 0.3%
Angolan Government International Bond
8.00%, 11/26/2029(b)		835	750,456
8.25%, 05/09/2028(b)		200	187,750
9.50%, 11/12/2025(b)		2,118	2,147,785

			3,085,991

Argentina – 0.1%
Argentine Republic Government International
Bond
0.75%, 07/09/2030(a)		199	111,847
1.00%, 07/09/2029		1,099	628,093
3.625%, 07/09/2035(a)		480	201,563

			941,503

Dominican Republic – 0.6%
Dominican Republic International Bond 8.625%, 04/20/2027(b)		5,719	5,913,803

Egypt – 0.2%
Egypt Government International Bond
5.875%, 02/16/2031(b)		316	244,900
8.50%, 01/31/2047(b)		862	637,880
8.70%, 03/01/2049(b)		611	455,195
8.875%, 05/29/2050(b)		1,096	834,330

			2,172,305

El Salvador – 0.3%
El Salvador Government International Bond
6.375%, 01/18/2027(b)		593	525,991
7.625%, 09/21/2034(b)		762	528,399
7.625%, 02/01/2041(b)		826	555,898
8.625%, 02/28/2029(b)		860	758,520

			2,368,808

Nigeria – 0.5%
Nigeria Government International Bond
6.125%, 09/28/2028(b)		3,176	2,784,955
6.50%, 11/28/2027(b)		1,418	1,312,093
7.14%, 02/23/2030(b)		721	625,242

			4,722,290

	Principal Amount (000)		U.S. $ Value

Ukraine – 0.2%
Ukraine Government International Bond 7.25%, 03/15/2035(a) (b)	U.S.$	1,886	$536,567
7.375%, 09/25/2034(a) (b)		1,164	331,740
7.75%, 09/01/2025(a) (b)		3,507	1,106,458

			1,974,765

Venezuela – 0.1%
Venezuela Government International Bond 9.25%, 09/15/2027(h) (m)		2,901	535,235

Total Emerging Markets - Sovereigns (cost $28,234,772)			21,714,700

GOVERNMENTS - TREASURIES – 1.9%
Colombia – 0.2%
Colombian TES Series B 7.25%, 10/26/2050	COP	14,439,300	2,247,484

United States – 1.7%
U.S. Treasury Bonds 2.75%, 11/15/2042(q)	U.S.$	2,154	1,657,907
5.00%, 05/15/2037(q)		1,824	1,940,280
5.25%, 02/15/2029(r) (s)		320	331,600
6.125%, 11/15/2027(r)		1,000	1,050,937
U.S. Treasury Notes 2.25%, 02/15/2027(r) (s)		10,811	10,192,463
2.875%, 08/15/2028(r) (s)		606	571,344

			15,744,531

Total Governments - Treasuries (cost $19,260,550)			17,992,015

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(b)		979	974,594
6.44%, 01/26/2036(b)		453	465,741

			1,440,335

Mexico – 0.7%
Comision Federal de Electricidad 3.35%, 02/09/2031(b)		775	638,648
4.69%, 05/15/2029(b)		1,603	1,495,799
Petroleos Mexicanos 5.95%, 01/28/2031		1,946	1,564,098
6.375%, 01/23/2045		302	195,092
6.49%, 01/23/2027		463	443,971
6.50%, 03/13/2027		355	338,102
6.70%, 02/16/2032		234	195,781
8.75%, 06/02/2029		1,489	1,461,872

			6,333,363

South Africa – 0.1%
Eskom Holdings SOC Ltd. 7.125%, 02/11/2025(b)		237	236,112
Transnet SOC Ltd. 8.25%, 02/06/2028(b)		1,300	1,293,906

			1,530,018

Turkey – 0.1%
TC Ziraat Bankasi AS 8.00%, 01/16/2029(b) (c)		354	358,470

	Principal Amount (000)		U.S. $ Value

Turkiye Ihracat Kredi Bankasi AS 9.00%, 01/28/2027(b)	U.S.$	208	$216,125

			574,595

Total Quasi-Sovereigns (cost $9,786,967)			9,878,311

ASSET-BACKED SECURITIES – 0.4%
Other ABS - Floating Rate – 0.3%
Pagaya AI Debt Series 2024-S1, Class ABC 7.27%, 09/15/2031(b) (e)		2,860	2,860,000
Pagaya AI Debt Trust Series 2022-6, Class A4 32.895%, 05/15/2030(b) (e)		62	69,399

			2,929,399

Autos - Fixed Rate – 0.1%
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(b)		770	752,779

Other ABS - Fixed Rate – 0.0%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 5.83%, 08/15/2044(i)		3	2,773
Series 2019-36, Class PT 10.55%, 10/17/2044(i)		9	8,914
Pagaya AI Debt Series 2024-S1, Class D 13.49%, 09/15/2031(b) (e)		265	265,000

			276,687

Total Asset-Backed Securities (cost $3,969,359)			3,958,865

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040		750	898,542
State of Illinois Series 2010 7.35%, 07/01/2035		1,641	1,761,376
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(i)		1,435	1,288,559

Total Local Governments - US Municipal Bonds (cost $3,841,911)			3,948,477

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.75%, 10/15/2045(b)		41	2,460
Series 2013-LC6, Class D 4.075%, 01/10/2046(b)		1,224	1,146,845
Series 2014-CR20, Class XA 1.07%, 11/10/2047(p)		6,729	477
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 5.14%, 06/15/2044(b)		1,022	888,629
Series 2014-C25, Class D 3.80%, 11/15/2047(b)		1,807	1,622,907

Total Commercial Mortgage-Backed Securities (cost $3,832,581)			3,661,318

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051	U.S.$	1,058	$635,329
8.00%, 11/14/2035		464	476,528

			1,111,857

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		447	467,534
Panama Notas del Tesoro 3.75%, 04/17/2026		468	441,067

			908,601

Romania – 0.1%
Romanian Government International Bond 6.375%, 01/30/2034(b)		336	337,411

Total Governments - Sovereign Bonds (cost $2,723,975)			2,357,869

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(i) (cost $3,043,893)		10,642,647	2,281,973

	Shares

COMMON STOCKS – 0.1%
Consumer Discretionary – 0.1%
Broadline Retail – 0.1%
ATD New Holdings, Inc.(e) (h)		20,185	314,886
K201640219 South Africa Ltd. - Class A(e) (g) (h)		12,695,187	12
K201640219 South Africa Ltd. - Class B(e) (g) (h)		2,009,762	2

			314,900

Diversified Consumer Services – 0.0%
AG Tracker(e) (g) (h)		68,037	0
CWT Travel Holdings, Inc.(e) (g) (h)		3,766	13,810
Paysafe Ltd.(h)		10,709	189,335

			203,145

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(h)		1,674	66,525

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(e) (g) (h)		3	0

			584,570

Financials – 0.0%
Insurance – 0.0%
Mt. Logan Re, Ltd. Special Investment, Series 1, June 2022 - Class U-2(e) (g) (h)		100	50,123
Mt. Logan Re, Ltd. Special Investment, Series 2, June 2022 - Class U-2(e) (h)		441	220,684

			270,807

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(e) (g) (h)		643	241,125

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e) (g) (h)		105,865	79,399

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e) (g) (h)		838,296	1
CHC Group LLC(e) (g) (h)		21,009	4

			5

Company	Shares		U.S. $ Value

Oil, Gas & Consumable Fuels – 0.0%
SandRidge Energy, Inc.		243	$3,142

			3,147

Total Common Stocks (cost $10,516,632)			1,179,048

PREFERRED STOCKS – 0.1%
Industrials – 0.1%
Trading Companies & Distributors – 0.1%
WESCO International, Inc. Series A 10.625% (cost $948,963)		35,175	912,088

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(e) (h) (cost $0)		10,721	13,133

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 5.22%(t) (u) (v) (cost $12,893,762)		12,893,762	12,893,762

	Principal Amount (000)

Time Deposits – 0.6%
BBH, New York 3.13%, 07/01/2024	NOK	1,682	157,510
6.08%, 07/01/2024	ZAR	40	2,187
Citibank, London 2.59%, 07/01/2024	EUR	1,933	2,070,088
Citibank, New York 4.68%, 07/01/2024	U.S.$	2,368	2,368,248
Royal Bank of Canada, London 4.15%, 07/01/2024	GBP	14	18,188
Royal Bank of Canada, Toronto 3.52%, 07/02/2024	CAD	1,145	837,099

Total Time Deposits (cost $5,453,320)			5,453,320

Total Short-Term Investments (cost $18,347,082)			18,347,082

Total Investments – 99.7% (cost $1,019,598,444)(w)			953,995,236
Other assets less liabilities – 0.3%			2,903,718

Net Assets – 100.0%			$956,898,954

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	95	September 2024	$10,785,469	$104,711
U.S. T-Note 5 Yr (CBT) Futures	572	September 2024	60,962,687	349,016
Sold Contracts
U.S. Long Bond (CBT) Futures	67	September 2024	7,926,938	(163,836)
U.S. T-Note 10 Yr (CBT) Futures	232	September 2024	25,516,375	(221,320)

				$68,571

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	32	KRW	44,137	07/18/2024	$(398)
Bank of America NA	IDR	465,473	USD	29	07/19/2024	168
Bank of America NA	PEN	115	USD	31	07/19/2024	680
Bank of America NA	USD	50	CNH	361	07/23/2024	(478)
Bank of America NA	USD	28	TWD	908	08/23/2024	(384)
Barclays Bank PLC	BRL	191	USD	34	07/02/2024	191
Barclays Bank PLC	USD	37	BRL	191	07/02/2024	(2,480)
Barclays Bank PLC	USD	35	IDR	567,856	07/19/2024	(286)
Barclays Bank PLC	INR	2,340	USD	28	09/13/2024	(49)
BNP Paribas SA	USD	32	COP	133,535	07/19/2024	391
BNP Paribas SA	USD	70	PEN	268	07/19/2024	(635)
BNP Paribas SA	EUR	47,412	USD	51,050	08/08/2024	182,232
Brown Brothers Harriman & Co.	CZK	889	USD	38	07/11/2024	222
Brown Brothers Harriman & Co.	CZK	2,029	USD	86	07/11/2024	(1,076)
Brown Brothers Harriman & Co.	HUF	37,852	USD	105	07/11/2024	1,959
Brown Brothers Harriman & Co.	PLN	411	USD	103	07/11/2024	1,120
Brown Brothers Harriman & Co.	PLN	151	USD	37	07/11/2024	(594)
Brown Brothers Harriman & Co.	USD	45	CZK	1,071	07/11/2024	605
Brown Brothers Harriman & Co.	USD	49	HUF	18,132	07/11/2024	453
Brown Brothers Harriman & Co.	USD	70	HUF	25,037	07/11/2024	(1,839)
Brown Brothers Harriman & Co.	USD	48	PLN	197	07/11/2024	449
Brown Brothers Harriman & Co.	USD	30	PLN	118	07/11/2024	(722)
Brown Brothers Harriman & Co.	NOK	308	USD	29	07/19/2024	79
Brown Brothers Harriman & Co.	NOK	749	USD	68	07/19/2024	(2,254)
Brown Brothers Harriman & Co.	SEK	340	USD	32	07/19/2024	356
Brown Brothers Harriman & Co.	SEK	1,141	USD	107	07/19/2024	(1,015)
Brown Brothers Harriman & Co.	USD	68	NOK	743	07/19/2024	1,653
Brown Brothers Harriman & Co.	USD	51	SEK	541	07/19/2024	398
Brown Brothers Harriman & Co.	USD	107	SEK	1,113	07/19/2024	(1,851)
Brown Brothers Harriman & Co.	CNH	866	USD	120	07/23/2024	789
Brown Brothers Harriman & Co.	USD	31	CNH	225	07/23/2024	(211)
Brown Brothers Harriman & Co.	MXN	1,217	USD	70	07/25/2024	3,485
Brown Brothers Harriman & Co.	NZD	105	USD	64	07/25/2024	174
Brown Brothers Harriman & Co.	SGD	169	USD	126	07/25/2024	961
Brown Brothers Harriman & Co.	USD	62	MXN	1,104	07/25/2024	(1,845)
Brown Brothers Harriman & Co.	USD	8	NZD	14	07/25/2024	(14)
Brown Brothers Harriman & Co.	USD	32	SGD	43	07/25/2024	(274)
Brown Brothers Harriman & Co.	CHF	79	USD	88	08/08/2024	(213)
Brown Brothers Harriman & Co.	EUR	232	USD	249	08/08/2024	166
Brown Brothers Harriman & Co.	EUR	411	USD	441	08/08/2024	(242)
Brown Brothers Harriman & Co.	USD	75	CHF	67	08/08/2024	576
Brown Brothers Harriman & Co.	USD	29	CHF	26	08/08/2024	(300)
Brown Brothers Harriman & Co.	USD	29	EUR	27	08/08/2024	68
Brown Brothers Harriman & Co.	USD	34	ZAR	634	08/22/2024	561
Brown Brothers Harriman & Co.	USD	91	CAD	125	08/23/2024	433

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	GBP	64	USD	82	08/29/2024	$248
Brown Brothers Harriman & Co.	USD	70	GBP	55	08/29/2024	(321)
Brown Brothers Harriman & Co.	AUD	94	USD	62	09/19/2024	(296)
Citibank NA	USD	41	PEN	153	07/19/2024	(1,163)
Citibank NA	USD	937	CAD	1,288	08/23/2024	6,316
Deutsche Bank AG	USD	32	TWD	1,026	08/23/2024	30
Goldman Sachs Bank USA	USD	33	COP	129,569	07/19/2024	(2,203)
HSBC Bank USA	BRL	267	USD	48	07/02/2024	268
HSBC Bank USA	USD	52	BRL	267	07/02/2024	(3,988)
HSBC Bank USA	USD	62	IDR	985,306	07/19/2024	(1,559)
HSBC Bank USA	USD	30	INR	2,527	09/13/2024	72
JPMorgan Chase Bank NA	KRW	39,634	USD	29	07/18/2024	71
JPMorgan Chase Bank NA	CLP	35,782	USD	39	07/19/2024	709
JPMorgan Chase Bank NA	EUR	2,137	USD	2,302	08/08/2024	9,058
JPMorgan Chase Bank NA	TWD	1,590	USD	49	08/23/2024	310
Morgan Stanley Capital Services LLC	BRL	457	USD	84	07/02/2024	2,239
Morgan Stanley Capital Services LLC	USD	82	BRL	457	07/02/2024	(459)
Morgan Stanley Capital Services LLC	KRW	1,960	USD	1	07/18/2024	17
Morgan Stanley Capital Services LLC	COP	24,282,391	USD	6,157	07/19/2024	326,455
Morgan Stanley Capital Services LLC	PEN	245	USD	66	07/19/2024	2,344
Morgan Stanley Capital Services LLC	USD	34	CLP	31,765	07/19/2024	188
Morgan Stanley Capital Services LLC	USD	24	CLP	22,221	07/19/2024	(205)
Morgan Stanley Capital Services LLC	USD	21	COP	83,985	07/19/2024	(1,129)
Morgan Stanley Capital Services LLC	USD	84	BRL	457	08/02/2024	(2,258)
Morgan Stanley Capital Services LLC	GBP	3,121	USD	3,959	08/29/2024	11,807
Morgan Stanley Capital Services LLC	USD	1,984	GBP	1,564	08/29/2024	(5,917)

						$521,643

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2029*	1.00%	Quarterly	1.69%	USD	320	$(9,519)	$(5,461)	$(4,058)
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	5.00	Quarterly	3.45	USD	95,960	6,120,065	6,191,416	(71,351)
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2009*	5.00	Quarterly	21.25	USD	140	(57,826)	(21,479)	(36,347)
iTraxx Europe Crossover Series 41, 5 Year Index, 06/20/2029*	5.00	Quarterly	3.20	EUR	33,120	2,686,841	3,158,693	(471,852)
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2029*	1.00	Quarterly	2.08	USD	2,380	(110,690)	(145,771)	35,081

						$8,628,871	$9,177,398	$(548,527)

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	202	$(26,858)	$(20,343)	$(6,515)
Deutsche Bank AG
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	162	(21,547)	(17,016)	(4,531)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	115	(15,263)	(11,421)	(3,842)
Goldman Sachs International
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	165	(21,962)	(12,493)	(9,469)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	961	(127,744)	(74,366)	(53,378)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	80	(10,655)	(6,433)	(4,222)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	160	(21,310)	(13,104)	(8,206)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	160	(21,310)	(14,180)	(7,130)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	320	(42,562)	(30,955)	(11,607)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	463	(61,584)	(44,792)	(16,792)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	236	(31,354)	(22,653)	(8,701)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	59	(7,868)	(5,726)	(2,142)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	5,342	(709,457)	(549,715)	(159,742)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	2,849	(378,377)	(307,386)	(70,991)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	1,487	(197,465)	(14,746)	(182,719)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	529	(70,280)	(49,767)	(20,513)
CDX-CMBX.NA.BBB-Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	566	(75,250)	(55,490)	(19,760)

						$(1,840,846)	$(1,250,586)	$(590,260)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2024
Bank of New York Mellon Corp. (The)†	USD	284	4.25%	—	$284,504
Barclays Capital, Inc.†	USD	473	2.25	—	479,412
Barclays Capital, Inc.†	USD	683	3.00	—	688,924
Barclays Capital, Inc.†	USD	1,499	3.25	—	1,501,516
Barclays Capital, Inc.†	USD	917	4.75	—	918,043
Jefferies LLC†	USD	1,655	0.00	—	1,654,800
Jefferies LLC†	USD	236	0.00	—	235,600
Jefferies LLC†	USD	407	0.50	—	406,979
Jefferies LLC†	USD	536	3.00	—	536,530
Jefferies LLC†	USD	683	3.00	—	684,885
Jefferies LLC†	USD	366	3.50	—	368,206

					$7,759,399

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Corporates - Non-Investment Grade	$5,690,366	$-0-	$-0-	$-0-	$5,690,366
Emerging Markets - Corporate Bonds	1,700,827	-0-	-0-	-0-	1,700,827
Quasi-Sovereigns	368,206	-0-	-0-	-0-	368,206

Total	$7,759,399	$-0-	$-0-	$-0-	$7,759,399

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $699,435,915 or 73.09% of net assets.

(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Defaulted matured security.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	01/18/2013 - 06/17/2022	$667,807	$225,817	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 5.83%, 08/15/2044	06/27/2019	2,757	2,773	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 10.55%, 10/17/2044	09/04/2019	9,054	8,914	0.00%
Curo Group Holdings Corp. 7.50%, 08/01/2028	07/16/2021 - 05/10/2022	3,417,696	826,928	0.09%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	9,413	1,394	0.00%
Exide Technologies 11.00%, 10/31/2024	10/29/2020	0	0	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	3,043,893	2,281,973	0.24%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	1,100,178	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	770,975	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/15/2013 - 02/19/2015	2,295,760	0	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	688,103	3,327	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2021	1,209,003	62	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 01/27/2014	2,401,853	409	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	48	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014 - 02/05/2014	838,866	162	0.00%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	1,435,000	1,288,559	0.13%

(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(k)	Escrow Shares.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Defaulted.
(n)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at June 30, 2024.
(o)	Inverse interest only security.
(p)	IO - Interest Only.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(s)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(t)	The rate shown represents the 7-day yield as of period end.
(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(v)	Affiliated investments.
(w)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $22,675,549 and gross unrealized depreciation of investments was $(88,827,330), resulting in net unrealized depreciation of $(66,151,781).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-CMBX.NA. – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

REMICS – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

June 30, 2024 (unaudited)

66.6%	United States
4.2%	United Kingdom
2.6%	France
2.0%	Canada
1.9%	Germany
1.8%	Spain
1.3%	Brazil
1.3%	Mexico
1.2%	Luxembourg
1.2%	Colombia
1.0%	Australia
1.0%	Italy
0.9%	India
11.1%	Other
1.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Argentina, Chile, China, Czech Republic, Dominican Republic, Egypt, El Salvador, Finland, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Kuwait, Macau, Malaysia, Morocco, Netherlands, Nigeria, Norway, Panama, Peru, Puerto Rico, Romania, Slovenia, South Africa, Sweden, Switzerland, Trinidad and Tobago, Turkey, Ukraine, United Republic of Tanzania, Venezuela and Zambia.

AB Global High Income Fund

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3		Total

Assets:
Corporates - Non-Investment Grade	$-0-	$531,527,858	$1,686,078	#	$533,213,936
Corporates - Investment Grade	-0-	185,356,151	-0-		185,356,151
Emerging Markets - Corporate Bonds	-0-	54,180,392	227,830	#	54,408,222
Collateralized Loan Obligations	-0-	29,715,881	5,000,000		34,715,881
Bank Loans	-0-	30,169,372	246,266		30,415,638
Collateralized Mortgage Obligations	-0-	29,640,529	-0-		29,640,529
Emerging Markets - Sovereigns	-0-	21,714,700	-0-		21,714,700
Governments - Treasuries	-0-	17,992,015	-0-		17,992,015
Quasi-Sovereigns	-0-	9,878,311	-0-		9,878,311
Asset-Backed Securities	-0-	764,466	3,194,399		3,958,865
Local Governments - US Municipal Bonds	-0-	3,948,477	-0-		3,948,477
Commercial Mortgage-Backed Securities	-0-	3,661,318	-0-		3,661,318
Governments - Sovereign Bonds	-0-	2,357,869	-0-		2,357,869
Inflation-Linked Securities	-0-	2,281,973	-0-		2,281,973
Common Stocks	259,002	-0-	920,046	#	1,179,048
Preferred Stocks	912,088	-0-	-0-		912,088
Rights	-0-	-0-	13,133		13,133
Short-Term Investments:
Investment Companies	12,893,762	-0-	-0-		12,893,762
Time Deposits	5,453,320	-0-	-0-		5,453,320

Total Investments in Securities	19,518,172	923,189,312	11,287,752		953,995,236
Other Financial Instruments*:
Assets
Futures	453,727	-0-	-0-		453,727
Forward Currency Exchange Contracts	-0-	558,301	-0-		558,301
Centrally Cleared Credit Default Swaps	-0-	8,806,906	-0-		8,806,906
Liabilities
Futures	(385,156)	-0-	-0-		(385,156)
Forward Currency Exchange Contracts	-0-	(36,658)	-0-		(36,658)
Centrally Cleared Credit Default Swaps	-0-	(178,035)	-0-		(178,035)
Credit Default Swaps	-0-	(1,840,846)	-0-		(1,840,846)
Reverse Repurchase Agreements	(7,759,399)	-0-	-0-		(7,759,399)

Total	$11,827,344	$930,498,980	$11,287,752		$953,614,076

#	The Fund held securities with zero market value at period end.
*

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#	Emerging Markets - Corporate Bonds#	Collateralized Loan Obligations	Bank Loans
Balance as of 03/31/24	$1,389,097	$227,898	$-0-	$1,157,447
Accrued discounts/(premiums)	1,032	1,117	-0-	-0-
Realized gain (loss)	-0-	122	-0-	29,756
Change in unrealized appreciation (depreciation)	248,930	(1,172)	-0-	(35,613)
Purchases	47,019	-0-	5,000,000	-0-
Sales	-0-	(135)	-0-	(850,600)
Transfers into Level 3	-0-	-0-	-0-	235,187
Transfers out of Level 3	-0-	-0-	-0-	(289,911)

Balance as of 06/30/24	$1,686,078	$227,830	$5,000,000	$246,266

Net change in unrealized appreciation (depreciation) from investments held as of 06/30/24	$248,930	$(1,110)	$-0-	$(1,613)

	Asset-Backed Securities	Common Stocks#	Rights	Total
Balance as of 03/31/24	$80,047	$1,169,581	$13,133	$4,037,203
Accrued discounts/(premiums)	(23)	-0-	-0-	2,126
Realized gain (loss)	-0-	10,058	-0-	39,936
Change in unrealized appreciation (depreciation)	(10,625)	(249,539)	-0-	(48,019)
Purchases	3,125,000	-0-	-0-	8,172,019
Sales	-0-	(10,058)	-0-	(860,793)
Transfers into Level 3	-0-	4	-0-	235,191
Transfers out of Level 3	-0-	-0-	-0-	(289,911)

Balance as of 06/30/24	$3,194,399	$920,046	$13,133	$11,287,752

Net change in unrealized appreciation (depreciation) from investments held as of 06/30/24	$(10,625)	$(249,539)	$-0-	$(13,957)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at June 30, 2024. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 06/30/24	Valuation Technique	Unobservable Input	Input
Corporates - Non-Investment Grade	$-0-	Qualitative Assessment		$0.00
	$-0-	Recovery		$0.00

	$-0-

Emerging Markets - Corporate Bonds	$225,817	Recovery	Expected Sale Price	$28.95
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$225,817

Common Stocks	$241,125	Guideline Public Company, Discounted Cash Flow, and Optional Value	Volatility, Weighted Average Cost of Capital, and Discount Rate	$375.00
	$220,684	NAV Calculation	Catastrophe Claims	$500.58
	$50,123	NAV Calculation	Catastrophe Claims	$500.58
	$1	Qualitative Assessment		$0.00
	$-0-	Qualitative Assessment		$0.00

	$511,933

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price, Volatility, Weighted Average Cost of Capital and Catastrophe Claims in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2024 is as follows:

Fund	Market Value 3/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,585	$59,753	$54,444	$12,894	$151